UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Templeton SMACS: Series E
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Franklin Templeton SMACS: Series E for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series E1	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Franklin Templeton SMACS: Series E returned 12.34%. The Fund compares its performance to the MSCI USA High Dividend Yield Index, which returned 6.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Information technology (IT), industrials, and materials sectors led absolute returns during the period.
↑	Boeing and Broadcom added value within industrials and IT, respectively, while Philip Morris International contributed within consumer staples.
↑	Selection within the industrials and IT sectors assisted relative returns, as did an underweight allocation to consumer staples.

Top detractors from performance:
↓	The energy sector detracted from absolute returns.
↓	In terms of individual issuers, PepsiCo and Target hindered performance within consumer staples. UnitedHealth Group also detracted within health care.
↓	Relative returns were weakened by selection and underweight positioning within the financials and health care sectors, as well as selection within energy.
Franklin Templeton SMACS: Series E	PAGE 1	3001-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
VALUE OF A $10,000 INVESTMENT – Franklin Templeton SMACS: Series E 6/3/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (6/3/2019)
Franklin Templeton SMACS: Series E	12.34	14.02	12.66
Russell 3000 Index	15.84	14.11	16.06
MSCI USA High Dividend Yield Index	6.68	10.44	9.77
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account or a management fee or other operating expenses of the Fund, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$413,849,433
Total Number of Portfolio Holdings	110
Total Management Fee Paid	$0
Portfolio Turnover Rate	103.34%
Franklin Templeton SMACS: Series E	PAGE 2	3001-ATSR-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton SMACS: Series E	PAGE 3	3001-ATSR-1025

Franklin Templeton SMACS: Series I
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Franklin Templeton SMACS: Series I for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series I1	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Franklin Templeton SMACS: Series I returned 7.57%. The Fund compares its performance to the Bloomberg High Yield Very Liquid Index and the 50% Bloomberg High Yield Very Liquid Index and 50% Bloomberg U.S. Corporate Index, which returned 7.98% and 5.95%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Returns were driven by health care, in addition to securitized products and the consumer discretionary sector.
↑
The Federal Home Loan Mortgage Corporation (Freddie Mac) led returns within securitized products, while Community Health Systems contributed within health care. CommScope Holding also added value within information technology (IT).

↑	Relative performance benefited from selection and underweight allocations to the IT, consumer discretionary, and energy sectors.

Top detractors from performance:
↓	U.S. Treasuries (USTs) detracted from returns.
↓	In addition to USTs, Ardagh Holdings and Pfizer hindered results within the materials and health care sectors, respectively.
↓	Selection and underweight positioning within the communication services sector weakened relative returns, as did overweight allocations to USTs and securitized products.
Franklin Templeton SMACS: Series I	PAGE 1	3003-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
VALUE OF A $10,000 INVESTMENT – Franklin Templeton SMACS: Series I 6/3/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (6/3/2019)
Franklin Templeton SMACS: Series I	7.57	5.77	4.19
Bloomberg U.S. Aggregate Index	3.14	-0.68	1.06
Bloomberg High Yield Very Liquid Index	7.98	4.67	5.01
50% Bloomberg High Yield Very Liquid Index and 50% Bloomberg U.S. Corporate Index	5.95	2.34	3.59
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account or a management fee or other operating expenses of the Fund, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$615,016,164
Total Number of Portfolio Holdings	167
Total Management Fee Paid	$0
Portfolio Turnover Rate	52.45%
Franklin Templeton SMACS: Series I	PAGE 2	3003-ATSR-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton SMACS: Series I	PAGE 3	3003-ATSR-1025

Franklin Templeton SMACS: Series CH
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Franklin Templeton SMACS: Series CH for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series CH1	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Franklin Templeton SMACS: Series CH Fund returned -1.39%. The Fund compares its performance to the Bloomberg Municipal Bond California Exempt Index, which returned 0.19% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in BBB rated bonds
↑	Overweight allocation to 6% coupon bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight allocation to bonds five or more years to maturity
↓	Overweight allocation to bonds rated below investment-grade
↓	Security selection in BBB rated bonds
Franklin Templeton SMACS: Series CH	PAGE 1	3000-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
VALUE OF A $10,000 INVESTMENT – Franklin Templeton SMACS: Series CH 6/3/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (6/3/2019)
Franklin Templeton SMACS: Series CH	-1.39	1.29	1.56
Bloomberg Municipal Bond Index	0.08	0.40	1.26
Bloomberg Municipal Bond California Exempt Index	0.19	0.33	1.24
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account or a management fee or other operating expenses of the Fund, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$27,406,851
Total Number of Portfolio Holdings	64
Total Management Fee Paid	$0
Portfolio Turnover Rate	28.21%
Franklin Templeton SMACS: Series CH	PAGE 2	3000-ATSR-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton SMACS: Series CH	PAGE 3	3000-ATSR-1025

Franklin Templeton SMACS: Series H
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Franklin Templeton SMACS: Series H for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series H1	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Franklin Templeton SMACS: Series H returned -0.84%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 0.08% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to bonds rated AAA
↑	Overweight exposure to bonds rated below investment-grade
↑	Security selection in bonds rated below investment-grade

Top detractors from performance:
↓	Overweight exposure to municipal bonds with 10 or more years to maturity
↓	Security selection in AAA rated bonds
↓	Underweight exposure to AA rated bonds
Franklin Templeton SMACS: Series H	PAGE 1	3002-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
VALUE OF A $10,000 INVESTMENT – Franklin Templeton SMACS: Series H 6/3/2019 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (6/3/2019)
Franklin Templeton SMACS: Series H	-0.84	2.28	1.99
Bloomberg Municipal Bond Index	0.08	0.40	1.26
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account or a management fee or other operating expenses of the Fund, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$26,831,070
Total Number of Portfolio Holdings	175
Total Management Fee Paid	$0
Portfolio Turnover Rate	7.25%
Franklin Templeton SMACS: Series H	PAGE 2	3002-ATSR-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton SMACS: Series H	PAGE 3	3002-ATSR-1025

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2024 and August 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $132,272 in August 31, 2024 and $183,612 in August 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in August 31, 2024 and $0 in August 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in August 31, 2024 and $39,000 in August 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee were $140,000 in August 31, 2024 and $0 in August 31, 2025. The services for which these fees were paid included global access to tax platform International Tax View.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in August 31, 2024 and $0 in August 31, 2025.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Service Affiliates, other than the services reported in paragraphs (a) through (c) of this item, were $163,638 in August 31, 2024 and $0 in August 31, 2025. The services for which these fees were paid included professional fees in connection with SOC 1 reports and professional fees relating to security counts.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i)       pre-approval of all audit and audit related services;

(ii)       pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii)       pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv)       establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $303,638 in August 31, 2024 and $377,023 in August 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Strategic Series
Financial Statements and Other Important Information
Annual | August 31, 2025
Franklin Templeton SMACS: Series CH
Franklin Templeton SMACS: Series E
Franklin Templeton SMACS: Series H
Franklin Templeton SMACS: Series I

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedules of Investments 2
Financial Statements 30
Notes to Financial Statements 34
Report of Independent Registered Public Accounting Firm 48
Tax Information 49
Changes In and Disagreements with Accountants 50
Results of Meeting(s) of Shareholders 50
Remuneration Paid to Directors, Officers and Others 50
Board Approval of Management and Subadvisory Agreements 50

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series CH
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.96 $8.52 $8.85 $10.51 $9.82
Income from investment operations
a
:
Net investment income
b
......................... 0.48 0.45 0.39 0.36 0.35
Net realized and unrealized gains (losses) ........... (0.60) 0.43 (0.32) (1.66) 0.69
Total from investment operations .................... (0.12) 0.88 0.07 (1.30) 1.04
Less distributions from:
Net investment income .......................... (0.47) (0.44) (0.40) (0.36) (0.35)
Net asset value, end of year ....................... $8.37 $8.96 $8.52 $8.85 $10.51
Total return .................................... (1.39)% 10.75% 0.85% (12.61)% 10.75%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.55% 0.50% 2.48% 2.37% 3.11%
Expenses net of waiver and payments by affiliates
c
...... —% —% —% —% —%
Net investment income ........................... 5.49% 5.27% 4.56% 3.71% 3.44%
Supplemental data
Net assets , end of year (000’s) ..................... $27,407 $22,910 $3,898 $2,957 $3,512
Portfolio turnover rate ............................ 28.21% 38.97% 45.25% 5.65% 2.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, August 31, 2025
Franklin Templeton SMACS: Series CH
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.9%
Diversified Consumer Services 0.9%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
$ 250,000 $ 246,235
Total Corporate Bonds (Cost $ 232,858 ) ........................................
246,235
Municipal Bonds 96.9%
Arizona 1.9%
a
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... 505,000 530,416
California 94.3%
a
California Community College Financing Authority , NCCD-Napa Valley Properties LLC ,
Revenue , 144A, 2022 A , 5.75% , 7/01/60 ................................ 500,000 409,437
a
California Community Housing Agency ,
Annadel Apartments , Revenue , 144A, 2019 A , 5% , 4/01/49 .................. 1,200,000 971,942
Brio Apartments & Next on Lex Apartments , Revenue , 144A, 2021 A-2 , 4% , 8/01/47 200,000 146,021
Mira Vista Hills Apartments , Revenue , 144A, 2021 A , 4% , 2/01/56 ............. 300,000 147,469
Serenity at Larkspur Apartments , Revenue , 144A, 2020 A , 5% , 2/01/50 ......... 1,000,000 649,521
b
Twin Creek Apartments , Revenue, Senior Lien , 144A, 2022 A-2 , 8.06%, 8/01/65 ... 1,250,000 42,561
California Educational Facilities Authority , St. Mary's College of California , Revenue ,
2023 A , Refunding , 5.5% , 10/01/53 .................................... 1,000,000 938,948
a
California Enterprise Development Authority , Real Journey Academies Obligated
Group , Revenue , 144A, 2024 A , 5% , 6/01/54 ............................. 500,000 445,162
a,c
California Infrastructure & Economic Development Bank , Desertxpress Enterprises
LLC , Revenue , 144A, 2025 A , Refunding , Mandatory Put , 9.5% , 1/01/35 ........ 285,000 262,068
California Municipal Finance Authority ,
d
8% , 12/01/42 ..................................................... 600,000 603,985
a
Revenue , 144A, 2025 B , 7.375% , 8/01/37 ............................... 300,000 300,130
Special Tax , 2024 D , 5% , 9/01/54 ...................................... 380,000 361,084
a
Ascent 613 , Revenue , 144A, 2025 A , 5.375% , 1/01/55 ...................... 500,000 454,326
BOLD Program , Special Tax , 2022 B , Refunding , 6% , 9/01/52 ................ 150,000 155,471
BOLD Program , Special Tax , 2022 C , 6.25% , 9/01/52 ....................... 150,000 157,635
BOLD Program , Special Tax , 2022 D , 6.125% , 9/01/52 ...................... 150,000 156,553
BOLD Program , Special Tax , 2023 A , 5.5% , 9/01/53 ........................ 100,000 102,346
BOLD Program , Special Tax , 2023 C , 5.25% , 9/01/53 ....................... 1,000,000 994,391
BOLD Program , Special Tax , 2024 A , 5% , 9/01/48 ......................... 100,000 97,793
a
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/49 . 125,000 108,719
Community Facilities District No. 2021-6 Improvement Area No. 2 , Special Tax , 2022 ,
6% , 9/01/52 .................................................... 150,000 155,471
e
Community Facilities District No. 2022-6 Improvement Area No. 2 , Special Tax , 2025 ,
5.375% , 9/01/55 ................................................. 200,000 198,670
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.8% ,
9/01/53 ........................................................ 1,000,000 1,036,295
Community Facilities District No. 2023-5 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 500,000 475,110
a,b
IH Parkside Fairfield LLC , Revenue , 144A, 2023 B , 2.617%, 9/01/43 ........... 250,000 178,109
a
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.75% , 5/01/54 . 200,000 193,819
a
Westside Neighborhood School , Revenue , 144A, 2024 , 6.375% , 6/15/64 ........ 250,000 257,616
a
California Public Finance Authority , Kendal at Sonoma Obligated Group , Revenue ,
144A, 2021 A , Refunding , 5% , 11/15/46 ................................. 1,250,000 1,088,226
a
California School Finance Authority ,
Integrity Charter School , Revenue , 144A, 2024 , 5.6% , 7/01/64 ................ 500,000 445,460
Orange County Educational Arts Academy , Revenue , 144A, 2023 A , Refunding ,
5.875% , 6/01/53 ................................................. 100,000 96,017
California Statewide Communities Development Authority ,
Special Tax , 2023 A , 5.25% , 9/01/51 ................................... 100,000 100,347
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 150,000 145,847
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/53 ....... 150,000 145,202

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series CH
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Community Facilities District No. 2022-07 Improvement Area No. 1 , Special Tax ,
2023 , 5% , 9/01/53 ................................................ $ 150,000 $ 146,713
Community Facilities District No. 2023-08 Improvement Area No. 1 , Special Tax ,
2025 , 5.25% , 9/01/55 ............................................. 300,000 292,918
Community Facilities District No. 2024-9 , Special Tax , 2024 , 5% , 9/01/54 ........ 100,000 95,447
Community Infrastructure Program Assessment District No. 20-02 , Special
Assessment , 2023 , 5.75% , 9/02/53 ................................... 1,000,000 1,010,298
c
Foothill Oak Park Apartments LLC , Revenue , 2025 H-S-A , Mandatory Put , 7.5% ,
3/01/36 ........................................................ 300,000 295,311
a
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2016 A ,
5.25% , 12/01/56 ................................................. 250,000 228,236
a
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/49 ............. 100,000 94,964
a
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/52 ............. 200,000 187,273
Chino Community Facilities District , Community Facilities District No. 2021-1 , Special
Tax , 2023 , 5.625% , 9/01/53 .......................................... 1,000,000 1,029,586
a
City & County of San Francisco ,
Community Facilities District No. 2016-1 Improvement Area No. 2 , Special Tax , 144A,
2023 A , 5.25% , 9/01/48 ............................................ 965,000 961,793
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5.75% , 9/01/53 1,500,000 1,536,800
City of Dublin , Community Facilities District No. 2015-1 Improvement Area No. 5 ,
Special Tax , 2023 , 5.375% , 9/01/51 .................................... 1,250,000 1,262,951
City of Lake Elsinore , Community Facilities District No. 2006-8 , Special Tax , 2023 , 5% ,
9/01/53 ......................................................... 150,000 145,631
City of Rancho Cordova , Arista Del Sol Community Facilities District No. 2022-1
Improvement Area No. 1 , Special Tax , 2023 , 5.375% , 9/01/53 ................. 200,000 202,047
a
CSCDA Community Improvement Authority ,
CTR City Anaheim , Revenue , 144A, 2020 A , 5% , 1/01/54 .................... 400,000 346,165
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 140,000 100,461
Galt Community Facilities District , City of Galt Community Facilities District No. 2020-2
Improvement Area No. 1 , Special Tax , 2023 A , 6% , 9/01/53 .................. 1,500,000 1,559,936
Lammersville Joint Unified School District , Community Facilities District No. 2024-1 ,
Special Tax , 2025 , 5.25% , 9/01/55 ..................................... 250,000 247,393
a
Los Angeles Housing Authority , Housing Pathways, Inc. , Revenue , 144A, 2024 B , 6% ,
12/01/62 ........................................................ 600,000 545,652
Moreno Valley Unified School District ,
Community Facilities District No. 2022-1 , Special Tax , 2025 , 5.125% , 9/01/55 ..... 250,000 240,203
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/55 ........ 250,000 239,159
Orange County Community Facilities District , Community Facilities District No. 2023-1 ,
Special Tax , 2023 A , 5.5% , 8/15/53 .................................... 1,000,000 1,016,144
River Islands Public Financing Authority ,
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5.625% , 9/01/53 1,000,000 1,014,545
Community Facilities District No. 2023-1 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 670,000 631,008
Root Creek Water District , Community Facilities District No. 2016-1 Improvement Area
No. 3 , Special Tax , 2025 , 5.25% , 9/01/55 ................................ 225,000 219,689
Washington Township Health Care District , Revenue , 2023 A , 5.75% , 7/01/48 ...... 150,000 155,482
25,827,556
Florida 0.2%
a ,c
Florida Development Finance Corp. , AAF Operations Holdings LLC , Revenue , 144A,
2024 , Refunding , Mandatory Put , 14% , 7/15/28 ........................... 100,000 62,000

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series CH
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 0.5%
Puerto Rico 0.5%
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
$ 135,148 $ 130,497
Total Municipal Bonds (Cost $ 26,780,073 ) ......................................
26,550,469
Total Long Term Investments (Cost $ 27,012,931 ) ................................
26,796,704
a
a a a a
Short Term Investments 1.5%
Municipal Bonds 1.5%
California 1.5%
f
Los Angeles Department of Water & Power , Power System , Revenue , 2023 F-1 ,
Refunding , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 2.75% , 7/01/48 . 400,000 400,000
Total Municipal Bonds (Cost $ 400,000 ) .........................................
400,000
Total Short Term Investments (Cost $ 400,000 ) ..................................
400,000
a
Total Investments (Cost $ 27,412,931 ) 99.3% ....................................
$27,196,704
Other Assets, less Liabilities 0.7% .............................................
210,147
Net Assets 100.0% ...........................................................
$27,406,851
See A bbreviations on page 47 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $10,790,363, representing 39.4% of net assets.
b
The rate shown represents the yield at period end.
c
The maturity date shown represents the mandatory put date.
d
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
e
Security purchased on a when-issued basis. See Note 1(c).
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series E
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.77 $11.56 $11.29 $12.77 $10.15
Income from investment operations
a
:
Net investment income
b
......................... 0.33 0.37 0.42 0.37 0.35
Net realized and unrealized gains (losses) ........... 1.18 1.60 0.75 (0.31) 2.72
Total from investment operations .................... 1.51 1.97 1.17 0.06 3.07
Less distributions from:
Net investment income .......................... (0.80) (0.76) (0.72) (0.83) (0.45)
Net realized gains ............................. — — (0.18) (0.71) —
Tax return of capital ............................ — — (—)
c
— —
Total distributions ............................... (0.80) (0.76) (0.90) (1.54) (0.45)
Net asset value, end of year ....................... $13.48 $12.77 $11.56 $11.29 $12.77
Total return .................................... 12.34% 17.78% 10.81% 0.38% 30.95%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.08% 0.10% 0.27% 1.36% 2.19%
Expenses net of waiver and payments by affiliates ....... —% —% —%
d
—% —%
d
Net investment income ........................... 2.62% 3.12% 3.70% 3.11% 3.05%
Supplemental data
Net assets , end of year (000’s) ..................... $413,849 $217,932 $61,992 $12,863 $5,155
Portfolio turnover rate ............................ 103.34% 93.40% 123.80% 117.70% 49.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, August 31, 2025
Franklin Templeton SMACS: Series E
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 41.3%
Aerospace & Defense 5.7%
a
Boeing Co. (The) ................................... United States 15,000 $ 3,520,200
Northrop Grumman Corp. ............................. United States 10,000 5,900,400
TransDigm Group, Inc. ............................... United States 10,000 13,988,800
23,409,400
Banks 2.9%
Fifth Third Bancorp .................................. United States 135,000 6,178,950
Truist Financial Corp. ................................ United States 69,000 3,230,580
US Bancorp ....................................... United States 50,000 2,441,500
11,851,030
Biotechnology 1.0%
AbbVie, Inc. ....................................... United States 20,000 4,208,000
Capital Markets 0.7%
BlackRock, Inc. ..................................... United States 2,500 2,817,850
Electric Utilities 1.1%
NextEra Energy, Inc. ................................. United States 25,002 1,801,394
Xcel Energy, Inc. .................................... United States 40,000 2,895,600
4,696,994
Energy Equipment & Services 2.2%
Schlumberger NV ................................... United States 245,000 9,025,800
Ground Transportation 1.0%
Norfolk Southern Corp. ............................... United States 15,000 4,199,700
Health Care Equipment & Supplies 2.1%
Abbott Laboratories .................................. United States 20,000 2,653,200
Medtronic plc ...................................... United States 65,000 6,032,650
8,685,850
Health Care Providers & Services 2.5%
UnitedHealth Group, Inc. .............................. United States 33,000 10,225,710
Hotels, Restaurants & Leisure 1.5%
McDonald's Corp. ................................... United States 20,000 6,270,800
Interactive Media & Services 1.0%
Alphabet, Inc. , A .................................... United States 20,000 4,258,200
IT Services 1.6%
Accenture plc , A .................................... Ireland 25,000 6,499,250
Machinery 0.6%
Caterpillar, Inc. ..................................... United States 6,000 2,514,240
Media 0.6%
Comcast Corp. , A ................................... United States 70,000 2,377,900
Metals & Mining 0.6%
Newmont Corp. ..................................... United States 35,000 2,604,000
Oil, Gas & Consumable Fuels 4.9%
Chevron Corp. ..................................... United States 25,000 4,015,000
Shell plc .......................................... United States 225,000 8,284,358
TotalEnergies SE , ADR ............................... France 130,000 8,157,500
20,456,858
Pharmaceuticals 3.8%
AstraZeneca plc , ADR ................................ United Kingdom 45,000 3,595,500
Bristol-Myers Squibb Co. .............................. United States 36,987 1,745,047
Merck & Co., Inc. ................................... United States 80,000 6,729,600

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Pfizer, Inc. ......................................... United States 150,000 $ 3,714,000
15,784,147
Semiconductors & Semiconductor Equipment 3.7%
Analog Devices, Inc. ................................. United States 21,200 5,327,772
Broadcom, Inc. ..................................... United States 20,000 5,947,800
Marvell Technology, Inc. .............................. United States 62,000 3,897,630
15,173,202
Software 0.6%
Salesforce, Inc. ..................................... United States 10,000 2,562,500
Tobacco 3.2%
Philip Morris International, Inc. ......................... United States 80,000 13,370,400
Total Common Stocks (Cost $ 149,233,582 ) ...................................
170,991,831
b
Equity-Linked Securities 48.1%
Aerospace & Defense 1.9%
c
Citigroup Global Markets Holdings, Inc. into Boeing Co. (The) ,
144A, 8.5% , 12/08/25 ............................... United States 24,452 4,399,641
c
Goldman Sachs Bank USA into RTX Corp. , 144A, 7.5% , 3/31/26 United States 25,000 3,561,539
7,961,180
Air Freight & Logistics 0.2%
c
Toronto-Dominion Bank (The) into United Parcel Service, Inc. ,
144A, 10% , 8/05/26 ................................ United States 10,000 917,655
Banks 1.8%
c
JPMorgan Chase Bank NA into Truist Financial Corp. , 144A,
9.5% , 3/02/26 .................................... United States 12,000 557,564
c
Mizuho Markets Cayman LP into US Bancorp , 144A, 9% , 2/25/26 United States 65,000 3,172,772
c
UBS AG into Bank of America Corp. , 144A, 8% , 1/28/26 ...... United States 78,000 3,852,306
7,582,642
Biotechnology 0.7%
c
Mizuho Markets Cayman LP into Amgen, Inc. , 144A, 10% ,
6/15/26 ......................................... United States 10,400 3,054,847
Broadline Retail 1.9%
c
Barclays Bank plc into Amazon.com, Inc. , 144A, 10% , 3/25/26 .. United States 12,500 2,758,147
c
Toronto-Dominion Bank (The) into Amazon.com, Inc. , 144A, 10% ,
3/31/26 ......................................... United States 22,800 4,978,100
7,736,247
Chemicals 0.1%
c
BofA Finance LLC into Albemarle Corp. , 144A, 12.5% , 8/28/26 . United States 5,000 415,739
Communications Equipment 0.7%
c
Royal Bank of Canada into Cisco Systems, Inc. , 144A, 7.5% ,
3/18/26 ......................................... United States 30,000 2,044,832
c
Royal Bank of Canada into Cisco Systems, Inc. , 144A, 8% ,
9/17/25 ......................................... United States 15,000 831,313
2,876,145
Consumer Staples Distribution & Retail 0.8%
c
Toronto-Dominion Bank (The) into Target Corp. , 144A, 12% ,
6/30/26 ......................................... United States 25,000 2,481,907

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Consumer Staples Distribution & Retail (continued)
c
UBS AG into Target Corp. , 144A, 10% , 9/15/25 ............. United States 7,300 $ 718,723
3,200,630
Containers & Packaging 0.3%
c
BNP Paribas SA into International Paper Co. , 144A, 9% , 10/20/25 United States 26,000 1,305,681
Energy Equipment & Services 1.2%
c
Barclays Bank plc into Halliburton Co. , 144A, 10% , 5/21/26 .... United States 186,567 4,062,519
c
Wells Fargo Bank NA into Schlumberger NV , 144A, 10% ,
11/26/25 ........................................ United States 25,000 937,558
5,000,077
Health Care Equipment & Supplies 0.2%
c
Toronto-Dominion Bank (The) into Medtronic plc , 144A, 8% ,
4/13/26 ......................................... United States 8,000 754,845
Health Care Providers & Services 1.4%
c
Citigroup Global Markets Holdings, Inc. into UnitedHealth Group,
Inc. , 144A, 9% , 1/27/26 ............................. United States 1,780 584,117
c
JPMorgan Chase Bank NA into CVS Health Corp. , 144A, 9% ,
11/25/25 ........................................ United States 30,000 2,059,459
c
Merrill Lynch BV into UnitedHealth Group, Inc. , 144A, 10% ,
7/01/26 ......................................... United States 1,854 591,990
c
Wells Fargo Bank NA into CVS Health Corp. , 144A, 10% , 4/09/26 United States 33,000 2,416,341
5,651,907
Hotels, Restaurants & Leisure 1.7%
c
Toronto-Dominion Bank (The) into Starbucks Corp. , 144A, 9% ,
1/12/26 ......................................... United States 50,000 4,544,715
c
Wells Fargo Bank NA into Starbucks Corp. , 144A, 9% , 8/10/26 . United States 25,500 2,340,723
6,885,438
Interactive Media & Services 2.7%
c
Barclays Bank plc into Alphabet, Inc. , 144A, 8.5% , 4/23/26 .... United States 4,850 868,188
c
UBS AG into Alphabet, Inc. , 144A, 9% , 4/16/26 ............. United States 20,000 3,518,432
c
Wells Fargo Bank NA into Alphabet, Inc. , 144A, 9% , 3/31/26 ... United States 36,000 6,755,374
11,141,994
IT Services 1.6%
c
Citigroup Global Markets Holdings, Inc. into International
Business Machines Corp. , 144A, 8.5% , 8/21/26 ........... United States 13,500 3,319,175
c
UBS AG into Accenture plc , 144A, 8% , 7/13/26 ............. Ireland 12,400 3,380,855
6,700,030
Machinery 1.4%
c
Toronto-Dominion Bank (The) into Caterpillar, Inc. , 144A, 7.5% ,
2/25/26 ......................................... United States 15,000 5,810,115
Media 0.6%
c
Merrill Lynch BV into Comcast Corp. , 144A, 8.5% , 6/22/26 ..... United States 64,923 2,256,537
Metals & Mining 5.0%
c
BNP Paribas Issuance BV into Freeport-McMoRan, Inc. , 144A,
10% , 8/28/26 ..................................... United States 19,000 820,477
c
Citigroup Global Markets Holdings, Inc. into Freeport-McMoRan,
Inc. , 144A, 12% , 6/09/26 ............................ United States 149,300 6,462,117
c
Citigroup Global Markets Holdings, Inc. into Newmont Corp. ,
144A, 9.5% , 2/18/26 ............................... United States 19,000 945,120
c
J.P. Morgan Structured Products BV into Freeport-McMoRan,
Inc. , 144A, 10% , 5/19/26 ............................ United States 107,000 4,484,373

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Metals & Mining (continued)
c
Merrill Lynch BV into Freeport-McMoRan, Inc. , 144A, 10% ,
5/12/26 ......................................... United States 22,869 $ 954,951
c
Mizuho Markets Cayman LP into Freeport-McMoRan, Inc. , 144A,
10% , 12/24/25 .................................... United States 20,000 896,452
c
Morgan Stanley Finance LLC into Freeport-McMoRan, Inc. , 144A,
10% , 11/18/26 .................................... United States 142,593 5,911,250
20,474,740
Oil, Gas & Consumable Fuels 0.6%
c
JPMorgan Chase Bank NA into Exxon Mobil Corp. , 144A, 8.5% ,
11/03/25 ........................................ United States 2,500 288,490
c
Mizuho Markets Cayman LP into Exxon Mobil Corp. , 144A, 8.5% ,
4/07/26 ......................................... United States 20,000 2,334,093
2,622,583
Semiconductors & Semiconductor Equipment 14.8%
c
Bank of America NA into Microchip Technology, Inc. , 144A, 11% ,
9/03/26 ......................................... United States 19,651 1,279,686
c
Barclays Bank plc into Microchip Technology, Inc. , 144A, 10% ,
6/23/26 ......................................... United States 16,000 1,077,790
c
Barclays Bank plc into Micron Technology, Inc. , 144A, 10% ,
9/08/26 ......................................... United States 32,500 3,854,053
c
BNP Paribas Issuance BV into Advanced Micro Devices, Inc. ,
144A, 10% , 3/02/26 ................................ United States 27,000 3,691,148
c
BNP Paribas Issuance BV into Applied Materials, Inc. , 144A,
10% , 12/10/25 .................................... United States 26,000 4,354,853
c
BNP Paribas Issuance BV into Microchip Technology, Inc. , 144A,
11% , 5/18/26 ..................................... United States 153,820 9,164,172
c
Citigroup Global Markets Holdings, Inc. into Intel Corp. , 144A,
10% , 3/03/26 ..................................... United States 19,000 481,607
c
Goldman Sachs Bank USA into Applied Materials, Inc. , 144A,
10% , 5/05/26 ..................................... United States 29,000 4,454,631
c
Goldman Sachs International Bank into Texas Instruments, Inc. ,
144A, 9% , 11/10/25 ................................ United States 8,000 1,428,960
c
J.P. Morgan Structured Products BV into Taiwan Semiconductor
Manufacturing Co. Ltd. , 144A, 10% , 4/15/26 .............. Taiwan 15,000 3,104,666
c
JPMorgan Chase Bank NA into Analog Devices, Inc. , 144A, 9% ,
2/19/26 ......................................... United States 13,000 2,991,400
c
Merrill Lynch BV into Advanced Micro Devices, Inc. , 144A, 11% ,
5/06/26 ......................................... United States 53,614 5,959,374
c
Mizuho Markets Cayman LP into Analog Devices, Inc. , 144A,
8.5% , 5/18/26 .................................... United States 13,000 2,912,390
c
Mizuho Markets Cayman LP into Intel Corp. , 144A, 10% , 12/08/25 United States 125,200 3,107,997
c
Royal Bank of Canada into Microchip Technology, Inc. , 144A,
11% , 5/05/26 ..................................... United States 62,000 3,385,303
c
Royal Bank of Canada into Texas Instruments, Inc. , 144A, 8.5% ,
8/20/26 ......................................... United States 12,500 2,439,794
c
Royal Bank of Canada into Texas Instruments, Inc. , 144A, 9% ,
7/21/26 ......................................... United States 7,000 1,476,863
c
Toronto-Dominion Bank (The) into Intel Corp. , 144A, 10.5% ,
9/01/26 ......................................... United States 23,000 564,631
c
UBS AG into Marvell Technology, Inc. , 144A, 12% , 5/14/26 .... United States 67,000 4,218,968
c
Wells Fargo Bank NA into QUALCOMM, Inc. , 144A, 10% ,
10/22/25 ........................................ United States 7,500 1,228,108
61,176,394
Software 3.2%
c
Barclays Bank plc into Salesforce, Inc. , 144A, 10% , 4/01/26 ... United States 10,000 2,671,472
c
Merrill Lynch BV into Microsoft Corp , 144A, 7.5% , 10/06/25 .... United States 5,000 2,362,217

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Software (continued)
c
Royal Bank of Canada into Oracle Corp. , 144A, 10% , 5/13/26 .. United States 31,000 $ 5,104,291
c
Wells Fargo Bank NA into Salesforce, Inc. , 144A, 9% , 6/15/26 .. United States 12,000 3,169,026
13,307,006
Specialty Retail 2.0%
c
Barclays Bank plc into Home Depot, Inc. (The) , 144A, 7% ,
2/25/26 ......................................... United States 7,000 2,874,146
c
Goldman Sachs Bank USA into Home Depot, Inc. (The) , 144A,
8% , 5/18/27 ...................................... United States 10,000 3,912,896
c
J.P. Morgan Structured Products BV into Home Depot, Inc. (The) ,
144A, 8% , 10/15/25 ................................ United States 4,100 1,648,862
8,435,904
Technology Hardware, Storage & Peripherals 1.1%
c
Barclays Bank plc into Dell Technologies Inc , 144A, 12% , 9/03/25 United States 18,000 2,444,367
c
Merrill Lynch BV into Dell Technologies, Inc. , 144A, 12% , 3/09/26 United States 7,000 882,659
c
Mizuho Markets Cayman LP into Hewlett Packard Enterprise Co. ,
144A, 9.5% , 9/30/25 ............................... United States 64,000 1,322,060
4,649,086
Textiles, Apparel & Luxury Goods 2.2%
c
Goldman Sachs International Bank into NIKE, Inc. , 144A, 9% ,
3/31/26 ......................................... United States 50,000 3,922,095
c
Merrill Lynch BV into NIKE, Inc. , 144A, 9% , 8/10/26 .......... United States 23,000 1,798,694
c
Royal Bank of Canada into NIKE, Inc. , 144A, 10% , 12/24/25 ... United States 43,000 3,377,687
9,098,476
Total Equity-Linked Securities (Cost $ 183,804,872 ) ............................
199,015,898
Convertible Preferred Stocks 9.5%
Aerospace & Defense 5.4%
Boeing Co. (The) , 6% ................................ United States 300,000 22,326,000
Chemicals 2.2%
Albemarle Corp. , 7.25% .............................. United States 225,000 8,883,000
Electric Utilities 1.9%
NextEra Energy, Inc. , 7.234% .......................... United States 175,000 7,959,000
Total Convertible Preferred Stocks (Cost $ 32,528,410 ) .........................
39,168,000
Total Long Term Investments (Cost $ 365,566,864 ) .............................
409,175,729
a
Short Term Investments 0.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.7%
d,e
Institutional Fiduciary Trust - Money Market Portfolio , 4.25% ... United States 2,925,813 2,925,813
Total Money Market Funds (Cost $ 2,925,813 ) .................................
2,925,813
Total Short Term Investments (Cost $ 2,925,813 ) ...............................
2,925,813
a
Total Investments (Cost $ 368,492,677 ) 99.6% .................................
$412,101,542
Other Assets, less Liabilities 0.4% ...........................................
1,747,891
Net Assets 100.0% .........................................................
$413,849,433
a a a

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 47 .
a
Non-income producing.
b
See Note 1(e) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $199,015,898, representing 48.1% of net assets.
d
See Note 3(d) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series H
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.41 $8.86 $9.03 $10.57 $9.75
Income from investment operations
a
:
Net investment income
b
......................... 0.47 0.48 0.38 0.31 0.32
Net realized and unrealized gains (losses) ........... (0.54) 0.53 (0.18) (1.54) 0.82
Total from investment operations .................... (0.07) 1.01 0.20 (1.23) 1.14
Less distributions from:
Net investment income .......................... (0.47) (0.46) (0.37) (0.31) (0.32)
Net asset value, end of year ....................... $8.87 $9.41 $8.86 $9.03 $10.57
Total return .................................... (0.84)% 11.79% 2.36%
c
(11.82)%
c
11.88%
c
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.85% 0.85% 1.88% 2.51% 3.44%
Expenses net of waiver and payments by affiliates ....... —%
d
—%
d
—% —%
d
—%
d
Net investment income ........................... 5.20% 5.33% 4.34% 3.14% 3.16%
Supplemental data
Net assets, end of year (000’s) ..................... $26,831 $12,653 $10,059 $3,019 $3,187
Portfolio turnover rate ............................ 7.25% 42.17% 11.82% 6.89% 5.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return excluding payments by Advisers for acquired fund fees and expenses is 2.25% for the year ended August 31, 2023, (11.90)% for the year ended August 31, 2022 and 11.78% for the year ended August 31, 2021. See Note 3e.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, August 31, 2025
Franklin Templeton SMACS: Series H
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Management Investment Companies 2.0%
Capital Markets 2.0%
a
Franklin Dynamic Municipal Bond ETF ................................... 22,000 $ 531,300
Total Management Investment Companies (Cost $ 520,916 ) .......................
531,300
Principal
Amount
a a a a
Corporate Bonds 0.9%
Diversified Consumer Services 0.9%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
$ 250,000 246,234
Total Corporate Bonds (Cost $ 232,858 ) ........................................
246,234
Municipal Bonds 97.2%
Alabama 3.2%
Homewood Educational Building Authority , CHF - Horizons II LLC , Revenue , 2024 C ,
5% , 10/01/56 ..................................................... 300,000 269,970
MidCity Improvement District ,
Assessment Area , Special Assessment , 2022 , 4.5% , 11/01/42 ................ 150,000 126,272
Assessment Area , Special Assessment , 2022 , 4.75% , 11/01/49 ............... 100,000 81,910
Mobile County Industrial Development Authority , AM/NS Calvert LLC , Revenue , 2024
B , 4.75% , 12/01/54 ................................................ 260,000 226,276
Southeast Energy Authority A Cooperative District , Revenue , 2024 A , 5% , 11/01/35 .. 150,000 155,245
859,673
Arizona 3.7%
b
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... 405,000 425,383
b
Sierra Vista Industrial Development Authority ,
American Leadership Academy, Inc. , Revenue , 144A, 2023 , 5.75% , 6/15/58 ...... 150,000 143,807
c
Georgetown Community Development Authority , Revenue , 144A, 2021 A , 0.522%,
10/01/56 ....................................................... 250,000 193,093
Tempe Industrial Development Authority , Tempe Life Care Village Obligated Group ,
Revenue , 2019 , 5% , 12/01/50 ........................................ 250,000 217,999
980,282
Arkansas 0.6%
Arkansas Development Finance Authority , United States Steel Corp. , Revenue , 2023 ,
5.7% , 5/01/53 .................................................... 150,000 150,959
California 6.2%
d
California Community Choice Financing Authority , Revenue , 2023 C , Mandatory Put ,
5.25% , 10/01/31 ................................................... 130,000 136,744
b
California Community Housing Agency ,
Arbors Apartments , Revenue , 144A, 2020 A , 5% , 8/01/50 .................... 125,000 111,281
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 230,000 201,718
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 195,000 158,461
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 105,000 92,015
b,d
California Infrastructure & Economic Development Bank , Desertxpress Enterprises
LLC , Revenue , 144A, 2025 A , Refunding , Mandatory Put , 9.5% , 1/01/35 ........ 215,000 197,701
b,c
California Municipal Finance Authority , IH Parkside Fairfield LLC , Revenue , 144A, 2023
B , 2.617%, 9/01/43 ................................................ 150,000 106,865
b
CMFA Special Finance Agency , Solana at Grand , Revenue, Junior Lien , 144A, 2021
A-2 , 4% , 8/01/45 .................................................. 100,000 83,851
b
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 195,000 172,183
b
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 125,000 108,097

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... $ 100,000 $ 80,933
b
CSCDA Community Improvement Authority ,
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 110,000 98,382
Waterscape Apartments , Revenue , 144A, 2021 B , 4% , 9/01/46 ................ 135,000 106,326
1,654,557
Colorado 1.9%
Colorado Health Facilities Authority ,
BSLC II Obligated Group , Revenue, Second Tier , 2025 , 5.25% , 9/15/45 ......... 195,000 186,112
Christian Living Neighborhoods Obligated Group , Revenue , 2019 , Refunding , 4% ,
1/01/38 ........................................................ 100,000 89,989
Denver Health & Hospital Authority , Revenue , 2019 A , Refunding , 4% , 12/01/39 .... 250,000 225,106
501,207
Connecticut 0.4%
Stamford Housing Authority , TJH Senior Living LLC Obligated Group , Revenue , 2025
A , Refunding , 6.5% , 10/01/55 ......................................... 100,000 98,822
Florida 26.5%
Avenir Community Development District , Parcel A-18 , Special Assessment , 2024 A ,
6% , 5/01/55 ...................................................... 100,000 96,029
b
Babcock Ranch Community Independent Special District , Assessment Area , Special
Assessment , 144A, 2024 , 5.25% , 5/01/55 ............................... 150,000 141,064
Bella Tara Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 6.125% , 5/01/56 .............................................. 100,000 99,922
Bridle Creek Community Development District , Special Assessment , 2025 , 6.375% ,
5/01/56 ......................................................... 160,000 159,876
b
Capital Projects Finance Authority , PRG - UnionWest Properties LLC , Revenue, Senior
Lien , 144A, 2024 A-1 , 5% , 6/01/58 ..................................... 250,000 224,272
Chaparral Palm Bay Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.5% , 5/01/55 ..................................... 100,000 93,539
Charlotte County Industrial Development Authority , MSKP Town & Country Utility LLC ,
Revenue , 2025 , 6.125% , 10/01/55 ..................................... 150,000 151,465
Cypress Bluff Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.55% , 5/01/55 .................................... 100,000 93,967
b,e
Deering Park Stewardship District , DPSD JV1 No. 1 Assessment Area , Special
Assessment , 144A, 2025 , 6% , 5/01/45 .................................. 115,000 115,248
Epperson North Community Development District , Assessment Area 4 , Special
Assessment , 2024 , 5.6% , 5/01/55 ..................................... 110,000 102,968
b
Everlands Community Development District , Assessment Area 2 Phase 2 , Special
Assessment , 144A, 2024 , 5.5% , 6/15/54 ................................ 150,000 140,012
b
Florida Development Finance Corp. ,
d
AAF Operations Holdings LLC , Revenue , 144A, 2024 , Refunding , Mandatory Put ,
14% , 7/15/28 ................................................... 100,000 62,000
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 6/01/55 ............................................ 100,000 67,099
Fox Branch Ranch Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.4% , 5/01/55 ..................................... 100,000 92,941
b
Gas Worx Community Development District , Special Assessment , 144A, 2025 , 6% ,
5/01/57 ......................................................... 150,000 146,457
GIR East Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.5% , 5/01/55 ................................................ 100,000 91,854
Hammock Oaks Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.85% , 5/01/44 .................................... 125,000 121,886
b
Hillcrest Preserve Community Development District , Special Assessment , 144A, 2024 ,
5.3% , 5/01/54 .................................................... 180,000 163,163

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
b
K-Bar Ranch III Community Development District , Special Assessment , 144A, 2025 ,
6.125% , 5/01/55 ................................................... $ 110,000 $ 110,804
Kindred Community Development District II , Special Assessment , 2021 , 3.125% ,
5/01/41 ......................................................... 100,000 81,575
Kings Creek I Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 6% , 5/01/55 ....................................... 100,000 97,603
Kingston One Community Development District , Assessment Area 1 - 2025 Project ,
Special Assessment , 2025 , 6% , 5/01/57 ................................. 130,000 127,996
Kissimmee Park Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 6.125% , 5/01/56 ................................... 100,000 99,922
b
Knightsbridge Community Development District , Special Assessment , 144A, 2024 ,
5.5% , 6/15/54 .................................................... 135,000 131,055
Lakeside Preserve Community Development District , Special Assessment , 2023 ,
6.375% , 5/01/54 ................................................... 100,000 102,049
Langley South Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.4% , 5/01/55 ..................................... 85,000 79,224
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 C , 5% , 11/15/54 ............................................... 270,000 246,754
Marion Ranch Community Development District , Special Assessment , 2024 , 5.7% ,
5/01/44 ......................................................... 95,000 92,816
North AR-1 Pasco Community Development District , Assessment Area 3 , Special
Assessment , 2023 , 6% , 5/01/54 ....................................... 70,000 69,842
North Loop Community Development District , Special Assessment , 2023 , 6.625% ,
5/01/54 ......................................................... 130,000 135,361
Pacific Ace Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/55 ......................................................... 125,000 118,753
Palermo Community Development District ,
Special Assessment , 2023 , 5% , 6/15/43 ................................. 100,000 97,034
Assessment Area 2 , Special Assessment , 2025 , 5.5% , 6/15/55 ................ 100,000 98,154
Palm Coast Park Community Development District , Special Assessment , 2023 , 5.6% ,
5/01/53 ......................................................... 100,000 96,917
Parker Pointe Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/44 ......................................................... 100,000 96,223
Parrish Lakes Community Development District , Assessment Area 2 , Special
Assessment , 2023 A , 5.625% , 5/01/53 .................................. 90,000 87,653
Pasadena Ridge Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.375% , 5/01/55 ................................... 105,000 96,537
Preserve at Savannah Lakes Community Development District , Assessment Area 1 ,
Special Assessment , 2024 , 5.45% , 5/01/44 .............................. 140,000 136,878
Prosperity Lakes Community Development District , Assessment Area 1 , Special
Assessment , 2023 , 6.125% , 12/15/53 ................................... 160,000 165,794
Quail Roost Community Development District , Expansion Area , Special Assessment ,
2021 , 4% , 12/15/51 ................................................ 70,000 56,321
Reflection Bay Community Development District , Special Assessment , 2025 , 5.875% ,
5/01/55 ......................................................... 160,000 155,364
Regal Village Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/54 ......................................................... 145,000 137,283
Ridge at Apopka Community Development District , Parcel 2 , Special Assessment ,
2023 , 5.75% , 5/01/53 ............................................... 100,000 99,647
River Hall Community Development District , Assessment Area 4 , Special Assessment ,
2023 A , 6.5% , 5/01/54 .............................................. 105,000 108,097
River Landing Community Development District , Assessments , Special Assessment ,
2025 , 5.45% , 5/01/55 ............................................... 100,000 93,505
b
Saltmeadows Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2025 , 6% , 5/01/55 .................................. 150,000 149,029
Savanna Lakes Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.5% , 6/15/54 ..................................... 135,000 127,422

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Sawgrass Village Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... $ 100,000 $ 97,359
Assessment Area 2 , Special Assessment , 2023 , 6.375% , 11/01/53 ............. 155,000 157,987
b
Seaton Creek Reserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2023 , 5.5% , 6/15/53 ................................ 100,000 98,225
Seminole Palms Community Development District , Special Assessment , 2023 , 5.5% ,
5/01/43 ......................................................... 95,000 94,824
Springs at Lake Alfred Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.6% , 5/01/54 ..................................... 145,000 137,173
Stonegate Preserve Community Development District ,
Special Assessment , 2023 , 6.125% , 12/15/53 ............................. 150,000 155,634
Special Assessment , 2025 , 5.875% , 6/15/55 ............................. 125,000 122,697
Twisted Oaks Pointe Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 100,000 97,863
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 5/01/54 .............. 75,000 75,535
V-Dana Community Development District , Assessment Area 2 , Special Assessment ,
2025 , 5.55% , 5/01/55 ............................................... 100,000 94,099
b
Wellness Ridge Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2024 , 5.2% , 6/15/55 ................................ 100,000 90,903
b
West Port East Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 6% , 5/01/55 .................................. 120,000 118,247
Westwood of Pasco Community Development District , Assessments , Special
Assessment , 2023 , 5.625% , 5/01/53 ................................... 130,000 128,016
Winding Oaks Community Development District , Special Assessment , 2024 , 5.7% ,
5/01/55 ......................................................... 100,000 93,932
b
Woodland Preserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 5.5% , 5/01/55 ................................ 100,000 93,539
7,115,407
Georgia 0.9%
Georgia Housing & Finance Authority , Revenue , 2025 C , 5.125% , 12/01/50 ........ 250,000 250,868
Illinois 10.5%
Chicago Board of Education , Dedicated Capital Improvement Tax , Revenue , 2023 ,
5.75% , 4/01/48 ................................................... 225,000 229,219
City of Chicago , GO , 2025 A , 6% , 1/01/50 ................................. 350,000 356,672
Illinois Finance Authority , Westminster Village, Inc. Obligated Group , Revenue , 2018 A ,
Refunding , 5% , 5/01/48 ............................................. 100,000 81,756
Illinois Housing Development Authority , Revenue , 2024 I , Refunding , GNMA Insured ,
4.625% , 4/01/50 ................................................... 250,000 236,014
State of Illinois ,
GO , 2020 C , 4.25% , 10/01/45 ........................................ 100,000 86,871
GO , 2021 A , 4% , 3/01/41 ............................................ 360,000 319,205
GO , 2024 B , 5.25% , 5/01/47 ......................................... 1,500,000 1,510,862
2,820,599
Indiana 0.7%
b
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 A , 5% , 8/01/41 .. 100,000 81,548
Indianapolis Local Public Improvement Bond Bank , Revenue, Senior Lien , 2023 E ,
6.125% , 3/01/57 ................................................... 110,000 112,551
194,099
Iowa 1.7%
Iowa Finance Authority ,
Iowa Fertilizer Co. LLC , Revenue , 2022 , Pre-Refunded , 5% , 12/01/50 .......... 235,000 266,838
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 100,000 100,147

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Iowa (continued)
Iowa Higher Education Loan Authority , University of Dubuque , Revenue , 2025 , 6% ,
10/01/55 ........................................................ $ 100,000 $ 101,887
468,872
Louisiana 2.7%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ 100,000 94,118
Lakeshore Villages Master Community Development District , Special Assessment ,
2025 , 6% , 6/01/54 ................................................. 170,000 169,593
b
Louisiana Local Government Environmental Facilities & Community Development
Authority , Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ........... 135,000 122,576
Louisiana Public Facilities Authority ,
b
Acadiana Renaissance Charter Academy , Revenue , 144A, 2025 , 6% , 6/15/59 .... 100,000 96,218
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... 255,000 254,604
737,109
Maryland 1.2%
Maryland Economic Development Corp. , Morgan View & Thurgood Marshall Student
Housing , Revenue , 2020 , 4.25% , 7/01/50 ................................ 170,000 143,983
b
Town of La Plata , Heritage Green Special Taxing District , Special Tax , 144A, 2023 A ,
6.5% , 2/15/53 .................................................... 190,000 183,109
327,092
Michigan 1.4%
City of Detroit , GO , 2023 C , 6% , 5/01/43 .................................. 100,000 106,846
Michigan Finance Authority , Provident Group - HFH Energy LLC , Revenue , 2024 ,
4.375% , 2/28/54 ................................................... 295,000 260,921
367,767
Minnesota 0.4%
City of Apple Valley , PHS Apple Valley Senior Housing, Inc. , Revenue , 2021 , 4% ,
9/01/36 ......................................................... 105,000 96,919
Nevada 0.3%
Henderson Local Improvement Districts , Local Improvement District No. T-22 , Special
Assessment , 2023 , 5.25% , 3/01/53 .................................... 100,000 92,315
New Hampshire 1.8%
New Hampshire Business Finance Authority ,
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 6% , 8/01/65 ..... 250,000 241,198
Presbyterian Homes Obligated Group , Revenue , 2023 A , 5.25% , 7/01/48 ........ 250,000 240,316
481,514
New York 4.8%
New York City Housing Development Corp. , 8 Spruce NY Owner LLC , Revenue , 2024 ,
F , Refunding , 5.25% , 12/15/31 ........................................ 250,000 256,639
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2020 , 4% , 10/01/30 ......................... 100,000 100,226
Delta Air Lines, Inc. , Revenue , 2020 , 4.375% , 10/01/45 ..................... 460,000 399,561
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/41 ............. 185,000 183,889
JFK NTO LLC , Revenue , 2024 , 5.5% , 6/30/60 ............................ 250,000 240,620
b
Oneida Indian Nation of New York , Revenue , 144A, 2024 B , 6% , 9/01/43 .......... 100,000 104,591
1,285,526
Ohio 1.5%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 B-2 , 2 ,
Refunding , 5% , 6/01/55 ............................................. 200,000 161,822
Ohio Housing Finance Agency , Revenue , 2023 C , 8% , 8/01/34 ................. 100,000 102,082

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Summit County Development Finance Authority , UAkronPark, Inc. , Revenue , 2023 , 6% ,
12/01/58 ........................................................ $ 125,000 $ 128,837
392,741
Oklahoma 0.5%
Tulsa Municipal Airport Trust Trustees , American Airlines, Inc. , Revenue , 2025 ,
Refunding , 6.25% , 12/01/40 .......................................... 135,000 146,361
Pennsylvania 1.8%
b
Allentown Commercial and Industrial Development Authority , Executive Education
Academy Charter School , Revenue , 144A, 2024 , Refunding , 5% , 7/01/59 ........ 250,000 218,491
Berks County Municipal Authority (The) ,
Tower Health Obligated Group , Revenue , 2024 A-1 , 8% , 6/30/34 .............. 18,000 18,420
Tower Health Obligated Group , Revenue , 2024 A-2 , 6% , 6/30/34 .............. 8,000 8,326
Tower Health Obligated Group , Revenue , 2024 A-3 , 5% , 6/30/39 .............. 120,000 107,513
c
Tower Health Obligated Group , Revenue , 2024 B-1 , 1.368%, 6/30/44 ........... 59,000 41,396
Philadelphia Authority for Industrial Development , St. Joseph's University , Revenue ,
2022 , 5.5% , 11/01/60 ............................................... 90,000 91,215
485,361
South Dakota 0.5%
South Dakota Housing Development Authority , Revenue , 2024 C , Refunding , GNMA
Insured , 4.5% , 11/01/44 ............................................. 150,000 145,250
Texas 11.6%
b
Arlington Higher Education Finance Corp. ,
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2024 , 4.875% , 6/15/59 ...... 100,000 85,055
f
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2025 , Refunding , 5.875% ,
6/15/65 ........................................................ 150,000 147,158
b
City of Anna , Woods at Lindsey Place (The) Public Improvement District Area 1 ,
Special Assessment , 144A, 2023 , 5.875% , 9/15/53 ......................... 116,000 116,498
b
City of Austin , Whisper Valley Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2022 , 5.5% , 11/01/51 .......................... 100,000 97,046
b
City of Celina ,
Lakes at Mustang Ranch Public Improvement District Phases 8-9 , Special
Assessment , 144A, 2025 , 5.625% , 9/01/55 ............................. 150,000 141,227
Pravin Public Improvement District , Special Assessment , 144A, 2023 , 6.75% , 9/01/53 100,000 96,136
b
City of Fate , Williamsburg Public Improvement District No. 1 Phase 3B , Special
Assessment , 144A, 2023 , 5.375% , 8/15/53 ............................... 100,000 96,315
City of Houston Airport System , United Airlines, Inc. , Revenue , 2024 B , 5.5% , 7/15/39 350,000 363,640
b
City of Hutto , Emory Crossing Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2023 , 5.625% , 9/01/58 ......................... 115,000 111,564
b
City of Kyle ,
6 Creeks Public Improvement District Improvement Area No. 5 , Special Assessment ,
144A, 2025 , 5.375% , 9/01/50 ....................................... 141,000 129,667
Southwest Kyle Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 6.75% , 9/01/48 .............................. 100,000 101,694
b
City of Manor , EntradenGlen Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 7% , 9/15/55 ............................ 100,000 99,500
b
City of Princeton , Southbridge Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2024 , 5.5% , 9/01/54 .......................... 132,000 121,802
b
City of Tomball , Raburn Reserve Public Improvement District Area No. 2 , Special
Assessment , 144A, 2023 , 5.75% , 9/15/52 ............................... 112,000 108,299
b
County of Bastrop , Double Eagle Ranch Public Improvement District Improvement Area
No. 2 , Special Assessment , 144A, 2024 , 5.25% , 9/01/44 .................... 105,000 99,657
b
County of Denton ,
Green Meadows Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 6.125% , 12/31/55 ............................ 100,000 99,241

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
County of Denton, (continued)
Tabor Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.625% , 12/31/54 ................. $ 106,000 $ 99,799
b
County of Hays , La Cima Public Improvement District , Special Assessment , 144A,
2020 , 3.25% , 9/15/30 ............................................... 100,000 93,522
County of Montgomery , Crockett Meadows Public Improvement District Improvement
Area No. 1 , Special Assessment , 2025 , 5.5% , 9/15/54 ...................... 123,000 114,271
b
East Waller County Management District , Sofi Lakes Sections 1 & 2 Assessments ,
Special Assessment , 144A, 2025 , 6.25% , 9/15/55 ......................... 131,000 129,076
EP Cimarron Ventanas PFC , Revenue , 2024 , Refunding , 4.125% , 12/01/39 ........ 250,000 234,063
Harris County Municipal Utility District No. 540 , GO , 2022 , 5.5% , 9/01/49 .......... 100,000 90,928
New Hope Cultural Education Facilities Finance Corp. ,
NCCD-College Station Properties LLC , Revenue , A , 5% , 7/01/47 .............. 50,000 46,000
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 85,000 80,781
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Second Tier , 2019
B , 5.5% , 12/01/54 ................................................ 180,000 157,777
Walden Pond Fresh Water Supply District , GO , 2022 , 6.25% , 9/01/47 ............ 45,000 43,652
3,104,368
Washington 0.7%
Washington State Housing Finance Commission ,
Eastside Retirement Association Obligated Group , Revenue , 2023 A , Refunding , 5% ,
7/01/48 ........................................................ 120,000 113,574
b
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
2019 A , 5% , 1/01/55 .............................................. 100,000 85,500
199,074
Wisconsin 3.5%
Public Finance Authority ,
b
Foundation Academy Charter School A NJ Nonprofit Corp. , Revenue , 144A, 2024 ,
5% , 7/01/60 .................................................... 300,000 254,823
b
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/49 .. 125,000 111,387
KSU Bixby Real Estate Foundation LLC , Revenue , 2025 B , 5.5% , 6/15/55 ....... 100,000 98,408
RED River Valley Alliance LLC , Revenue , 2021 , 4% , 9/30/51 ................. 345,000 268,329
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 6.5% , 12/31/65 ....... 100,000 105,255
Wisconsin Health & Educational Facilities Authority , PHW Menomonee Falls, Inc. ,
Revenue , 2024 , 6.125% , 10/01/59 ..................................... 100,000 100,097
938,299
U.S. Territories 8.2%
District of Columbia 0.9%
District of Columbia ,
International School Obligated Group , Revenue , 2019 , 5% , 7/01/49 ............ 140,000 131,817
Plenary Infrastructure DC LLC , Revenue , 2022 A , 5.5% , 8/31/33 .............. 100,000 111,598
243,415
Puerto Rico 7.3%
Commonwealth of Puerto Rico ,
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 223,382 194,497
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 515,826 426,326

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See A bbreviations on page 47 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ................... $ 84,468 $ 81,561
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
1,362,000 1,249,306
1,951,690
Total U.S. Territories .................................................................... 2,195,105
Total Municipal Bonds (Cost $ 26,930,718 ) ......................................
26,090,146
Total Long Term Investments (Cost $ 27,684,492 ) ................................
26,867,680
a
a a a a
Short Term Investments 0.4%
Municipal Bonds 0.4%
Colorado 0.4%
g
Colorado Health Facilities Authority , Intermountain Healthcare Obligated Group ,
Revenue , 2024 D , Daily VRDN and Put , 3.85% , 5/15/64 ..................... 100,000 100,000
Total Municipal Bonds (Cost $ 100,000 ) .........................................
100,000
Total Short Term Investments (Cost $ 100,000 ) ..................................
100,000
a
Total Investments (Cost $ 27,784,492 ) 100.5% ...................................
$26,967,680
Other Assets, less Liabilities (0.5) % ...........................................
(136,610)
Net Assets 100.0% ...........................................................
$26,831,070
a
See Note 3(d) regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $7,362,712, representing 27.4% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Security purchased on a when-issued basis. See Note 1(c).
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
g
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series I
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.11 $7.78 $7.83 $9.73 $8.95
Income from investment operations
a
:
Net investment income
b
......................... 0.61 0.61 0.64 0.65 0.66
Net realized and unrealized gains (losses) ........... (0.03) 0.33 (0.07) (1.85) 0.78
Total from investment operations .................... 0.58 0.94 0.57 (1.20) 1.44
Less distributions from:
Net investment income .......................... (0.62) (0.61) (0.62) (0.70) (0.66)
Tax return of capital ............................ — — (—)
c
(—)
c
—
Total distributions ............................... (0.62) (0.61) (0.62) (0.70) (0.66)
Net asset value, end of year ....................... $8.07 $8.11 $7.78 $7.83 $9.73
Total return .................................... 7.57% 12.71% 7.57% (12.87)% 16.48%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.06% 0.08% 0.20% 1.27% 3.10%
Expenses net of waiver and payments by affiliates ....... —% —% —%
d
—% —%
d
Net investment income ........................... 7.68% 7.81% 8.24% 7.72% 7.01%
Supplemental data
Net assets , end of year (000’s) ..................... $615,016 $373,874 $109,051 $19,910 $3,699
Portfolio turnover rate ............................ 52.45% 16.69% 27.73% 30.22% 32.50%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, August 31, 2025
Franklin Templeton SMACS: Series I
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks 0.4%
Banks 0.4%
Bank of America Corp. ............................................... 45,000 $ 2,283,300
Pharmaceuticals 0.0%
†
a,b
Mallinckrodt ARD LLC ................................................ 1,196 117,208
b
Total Common Stocks (Cost $ 1,346,417 ) .......................................
2,400,508
Principal
Amount
a a a a
Corporate Bonds 76.6%
Aerospace & Defense 3.0%
c
Bombardier, Inc. , Senior Note , 144A, 8.75% , 11/15/30 ........................ $ 1,500,000 1,618,406
c
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.75% , 8/15/28 .............................. 1,500,000 1,543,931
Senior Secured Note , 144A, 6.875% , 12/15/30 ............................ 2,500,000 2,594,262
Senior Secured Note , 144A, 6.625% , 3/01/32 ............................. 8,000,000 8,247,552
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................................. 4,250,000 4,390,215
18,394,366
Automobile Components 0.7%
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% , 10/15/29 ........... 5,000,000 4,345,632
Automobiles 0.3%
c
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC , Senior Secured Note ,
144A, 10% , 1/15/31 ................................................ 2,000,000 1,891,250
Banks 1.2%
Bank of America Corp. , Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 .....
50,000 50,346
Barclays plc ,
d
Junior Sub. Bond , 7.625% to 9/14/35, FRN thereafter , Perpetual ............... 2,000,000 2,070,884
Sub. Bond , 7.119% to 6/26/33, FRN thereafter , 6/27/34 ..................... 200,000 221,248
d
Citigroup, Inc. , GG , Junior Sub. Bond , 6.875% to 8/14/30, FRN thereafter , Perpetual . 5,000,000 5,100,045
Fifth Third Bancorp , Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 ......
50,000 52,787
Wells Fargo & Co. , Senior Bond , 6.491% to 10/22/33, FRN thereafter , 10/23/34 .....
100,000 110,009
7,605,319
Building Products 1.0%
c
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A, 8.75% , 8/01/28 ..... 800,000 770,506
c
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured Note , 144A, 6.625% ,
12/15/30 ........................................................ 2,000,000 2,056,552
c
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% , 3/01/32 ............ 3,000,000 3,095,928
5,922,986
Capital Markets 0.4%
Charles Schwab Corp. (The) , Senior Note , 5.643% to 5/18/28, FRN thereafter , 5/19/29
50,000 52,022
d
Goldman Sachs Group, Inc. (The) , Junior Sub. Bond , 6.85% to 2/09/30, FRN thereafter ,
Perpetual ........................................................ 2,000,000 2,064,746
Morgan Stanley ,
Senior Bond , 6.627% to 10/31/33, FRN thereafter , 11/01/34 .................. 100,000 111,052
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..................... 50,000 51,971
2,279,791
Chemicals 4.0%
Celanese US Holdings LLC ,
Senior Bond , 6.879% , 7/15/32 ........................................ 2,000,000 2,067,284
Senior Bond , 7.2% , 11/15/33 ......................................... 3,500,000 3,644,039
Senior Note , 7.05% , 11/15/30 ......................................... 1,000,000 1,040,512
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter , 11/01/55 .............
5,000,000 5,236,425

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
c
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 ..................................... $ 1,000,000 $ 1,034,973
Senior Secured Note , 144A, 5.75% , 8/15/32 .............................. 1,500,000 1,526,744
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 ................ 3,500,000 3,762,010
c
SCIH Salt Holdings, Inc. , Senior Note , 144A, 6.625% , 5/01/29 .................. 6,000,000 6,030,600
24,342,587
Commercial Services & Supplies 0.4%
c
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% , 8/01/29 ........... 2,500,000 2,538,664
Communications Equipment 3.5%
c
CommScope LLC ,
Senior Note , 144A, 8.25% , 3/01/27 ..................................... 11,000,000 11,138,831
Senior Secured Note , 144A, 9.5% , 12/15/31 .............................. 10,000,000 10,348,170
21,487,001
Consumer Finance 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior Bond , 5.3% ,
1/19/34 ......................................................... 200,000 202,930
Ford Motor Credit Co. LLC , Senior Note , 7.2% , 6/10/30 .......................
3,000,000 3,188,812
c
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 6.4% , 3/26/29 ............ 50,000 52,628
3,444,370
Containers & Packaging 5.2%
c
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc ,
Senior Note , 144A, 4% , 9/01/29 ....................................... 2,500,000 2,296,097
c
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25% , 8/15/27 ..................................... 8,700,000 3,841,485
Senior Secured Note , 144A, 4.125% , 8/15/26 ............................. 6,000,000 5,705,700
c
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note , 144A, 6.75% , 4/15/32 .. 2,500,000 2,570,375
c
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/27 ................................... 10,000,000 9,963,908
Senior Secured Note , 144A, 7.875% , 4/15/27 ............................. 5,500,000 5,572,342
c
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US LLC , Senior Secured
Note , 144A, 9.5% , 5/15/30 ........................................... 2,000,000 2,000,370
31,950,277
Diversified REITs 0.0%
†
c
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A, 4.625% , 12/01/29 ..... 50,000 49,501
Diversified Telecommunication Services 3.5%
c
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.125% , 5/01/27 ................................... 5,000,000 4,977,927
Senior Note , 144A, 6.375% , 9/01/29 .................................... 11,000,000 11,174,911
c
Connect Holding II LLC , Senior Secured Note , 144A, 10.5% , 4/03/31 ............. 5,500,000 5,418,756
21,571,594
Electric Utilities 1.7%
c
NRG Energy, Inc. ,
Senior Bond , 144A, 6.25% , 11/01/34 ................................... 3,000,000 3,077,616
Senior Note , 144A, 6% , 2/01/33 ....................................... 3,000,000 3,042,264
Senior Secured Bond , 144A, 7% , 3/15/33 ................................ 50,000 54,688
Pacific Gas and Electric Co. , Senior Bond , 6.4% , 6/15/33 .....................
50,000 53,152
PG&E Corp. , Senior Secured Note , 5% , 7/01/28 ............................
50,000 49,462
c
Vistra Operations Co. LLC ,
Senior Note , 144A, 6.875% , 4/15/32 .................................... 4,000,000 4,200,528

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
c
Vistra Operations Co. LLC, (continued)
Senior Secured Bond , 144A, 6.95% , 10/15/33 ............................ $ 50,000 $ 55,269
10,532,979
Electrical Equipment 0.0%
†
Regal Rexnord Corp. , Senior Note , 6.05% , 4/15/28 ..........................
50,000 51,786
Energy Equipment & Services 1.1%
c
Weatherford International Ltd. , Senior Note , 144A, 8.625% , 4/30/30 .............. 6,500,000 6,665,964
Entertainment 0.0%
†
c
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......................... 100,000 104,814
Food Products 0.4%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co. SARL , Senior Note ,
5.75% , 4/01/33 ................................................... 50,000 51,827
c
Post Holdings, Inc. ,
Senior Bond , 144A, 5.5% , 12/15/29 .................................... 500,000 498,802
Senior Secured Note , 144A, 6.25% , 2/15/32 .............................. 2,000,000 2,057,032
2,607,661
Ground Transportation 0.0%
†
c
Ashtead Capital, Inc. , Senior Bond , 144A, 5.95% , 10/15/33 .................... 200,000 209,354
Health Care Equipment & Supplies 1.1%
c
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 .................................... 5,000,000 4,954,714
Senior Secured Note , 144A, 3.875% , 4/01/29 ............................. 2,000,000 1,921,744
6,876,458
Health Care Providers & Services 17.3%
c
CHS/Community Health Systems, Inc. ,
144A, 10.75% , 6/15/33 .............................................. 17,500,000 17,832,676
Secured Note , 144A, 6.875% , 4/15/29 .................................. 15,000,000 11,939,603
Secured Note , 144A, 6.125% , 4/01/30 .................................. 10,000,000 7,196,174
Senior Secured Note , 144A, 10.875% , 1/15/32 ............................ 16,000,000 16,951,696
Senior Secured Note , 144A, 9.75% , 1/15/34 .............................. 7,500,000 7,605,283
c
DaVita, Inc. ,
Senior Bond , 144A, 3.75% , 2/15/31 .................................... 6,000,000 5,478,771
Senior Note , 144A, 6.875% , 9/01/32 .................................... 3,000,000 3,105,876
Senior Note , 144A, 6.75% , 7/15/33 ..................................... 500,000 518,602
c
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...................... 1,000,000 982,845
Tenet Healthcare Corp. ,
Senior Note , 6.125% , 10/01/28 ........................................ 8,000,000 8,010,776
Senior Secured Note , 6.125% , 6/15/30 .................................. 11,000,000 11,182,127
Senior Secured Note , 6.75% , 5/15/31 ................................... 15,000,000 15,600,585
106,405,014
Hotels, Restaurants & Leisure 8.5%
c
Caesars Entertainment, Inc. ,
Senior Note , 144A, 6% , 10/15/32 ...................................... 8,000,000 7,848,786
Senior Secured Note , 144A, 7% , 2/15/30 ................................ 4,500,000 4,656,343
c
Carnival Corp. ,
Senior Note , 144A, 6% , 5/01/29 ....................................... 5,000,000 5,067,960
Senior Note , 144A, 6.125% , 2/15/33 .................................... 8,500,000 8,733,997
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. , Senior Note ,
144A, 6.75% , 1/15/30 ............................................... 8,000,000 7,530,238
c
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC , Senior
Secured Note , 144A, 8.25% , 4/15/30 ................................... 3,000,000 3,102,285

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
c
NCL Corp. Ltd. , Senior Note , 144A, 6.75% , 2/01/32 .......................... $ 750,000 $ 773,954
c
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ....................... 3,500,000 3,482,660
c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior Note , 144A, 7.125% ,
2/15/31 ......................................................... 10,000,000 10,770,420
51,966,643
Household Durables 0.9%
Newell Brands, Inc. ,
c
Senior Note , 144A, 8.5% , 6/01/28 ..................................... 1,750,000 1,851,894
Senior Note , 6.375% , 5/15/30 ......................................... 2,000,000 1,977,458
Shea Homes LP / Shea Homes Funding Corp. , Senior Note , 4.75% , 4/01/29 .......
1,500,000 1,465,615
5,294,967
Household Products 0.2%
c
Energizer Holdings, Inc. , Senior Note , 144A, 6.5% , 12/31/27 ................... 1,500,000 1,514,752
Independent Power and Renewable Electricity Producers 2.6%
c
Calpine Corp. , Senior Note , 144A, 4.625% , 2/01/29 .......................... 6,000,000 5,932,287
c ,d
Vistra Corp. , Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter , Perpetual .... 10,000,000 10,214,010
16,146,297
Media 0.5%
c
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ..................... 200,000 193,066
c
Univision Communications, Inc. , Senior Secured Note , 144A, 9.375% , 8/01/32 ..... 2,500,000 2,634,292
2,827,358
Metals & Mining 2.6%
c
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 ............... 750,000 722,828
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ..............................
50,000 55,398
c
Cleveland-Cliffs, Inc. , Senior Note , 144A, 7.375% , 5/01/33 .................... 8,000,000 7,975,905
c
Fortescue Treasury Pty. Ltd. ,
Senior Bond , 144A, 4.375% , 4/01/31 ................................... 800,000 761,213
Senior Bond , 144A, 6.125% , 4/15/32 ................................... 6,000,000 6,161,760
c
Mineral Resources Ltd. , Senior Note , 144A, 8.5% , 5/01/30 .................... 550,000 571,354
16,248,458
Oil, Gas & Consumable Fuels 7.5%
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/26 ...................................... 310,000 312,958
Senior Note , 144A, 8.125% , 1/15/27 .................................... 7,500,000 7,487,078
Senior Note , 144A, 9.75% , 7/15/28 ..................................... 3,000,000 2,947,032
Senior Secured Note , 144A, 9.25% , 7/15/29 .............................. 3,000,000 3,075,000
Cheniere Corpus Christi Holdings LLC , Senior Secured Note , 3.7% , 11/15/29 ......
100,000 97,179
c
CITGO Petroleum Corp. , Senior Secured Note , 144A, 6.375% , 6/15/26 ........... 1,000,000 1,001,694
Energy Transfer LP , Senior Bond , 6.55% , 12/01/33 ..........................
50,000 54,192
c
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 7.25% , 2/15/35 .................................... 3,000,000 2,929,231
Senior Note , 144A, 6% , 4/15/30 ....................................... 1,000,000 990,279
c
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 .................... 4,000,000 4,060,820
Occidental Petroleum Corp. , Senior Note , 8.875% , 7/15/30 ....................
50,000 57,574
c
Venture Global LNG, Inc. ,
d
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter , Perpetual ............. 7,000,000 6,955,703
Senior Secured Note , 144A, 8.125% , 6/01/28 ............................. 10,000,000 10,368,280
Senior Secured Note , 144A, 9.875% , 2/01/32 ............................. 3,000,000 3,268,512
c
Venture Global Plaquemines LNG LLC , Senior Secured Bond , 144A, 7.75% , 5/01/35 . 2,000,000 2,228,148

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The) , Senior Bond , 5.65% , 3/15/33 .......................
$ 100,000 $ 104,144
45,937,824
Passenger Airlines 3.4%
c ,e
American Airlines Group, Inc. , Senior Secured Note , 144A, PIK, 10.75% , 2/15/26 ... 5,000,000 5,012,500
c
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% , 5/15/29 .............. 10,000,000 10,485,710
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
c
Senior Secured Note , 144A, 5.5% , 4/20/26 ............................... 1,000,000 1,002,614
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A, 4.75% , 10/20/28 . 50,000 50,295
c
JetBlue Airways Corp. / JetBlue Loyalty LP , Senior Secured Note , 144A, 9.875% ,
9/20/31 ......................................................... 4,500,000 4,475,089
21,026,208
Personal Care Products 0.5%
c
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ................... 3,000,000 3,054,747
Pharmaceuticals 1.5%
c
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ................... 5,000,000 5,195,730
c
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% , 4/15/31 .......... 2,000,000 2,131,714
Teva Pharmaceutical Finance Netherlands III BV , Senior Note , 8.125% , 9/15/31 ....
1,500,000 1,706,046
9,033,490
Semiconductors & Semiconductor Equipment 0.0%
†
Micron Technology, Inc. , Senior Bond , 5.875% , 2/09/33 .......................
200,000 210,062
Software 0.8%
c
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......................... 5,000,000 4,623,128
Specialized REITs 0.4%
American Tower Corp. , Senior Note , 4.05% , 3/15/32 .........................
50,000 48,203
c
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .................. 2,500,000 2,524,187
2,572,390
Specialty Retail 0.0%
†
Lowe's Cos., Inc. , Senior Bond , 5% , 4/15/33 ...............................
60,000 61,064
Technology Hardware, Storage & Peripherals 0.0%
†
Hewlett Packard Enterprise Co. , Senior Bond , 5% , 10/15/34 ...................
50,000 49,175
HP, Inc. , Senior Bond , 5.5% , 1/15/33 .....................................
80,000 82,209
131,384
Textiles, Apparel & Luxury Goods 1.5%
c ,e
Beach Acquisition Bidco LLC , Senior Note , 144A, PIK, 10% , 7/15/33 ............. 6,500,000 6,915,707
c
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......................... 2,000,000 2,128,238
9,043,945
Tobacco 0.0%
†
BAT Capital Corp. , Senior Bond , 6.421% , 8/02/33 ...........................
50,000 54,535
Trading Companies & Distributors 0.3%
c
Herc Holdings, Inc. , Senior Note , 144A, 7% , 6/15/30 ......................... 2,000,000 2,082,838
c
United Rentals North America, Inc. , Senior Secured Note , 144A, 6% , 12/15/29 ..... 50,000 51,290
2,134,128
Total Corporate Bonds (Cost $ 460,164,229 ) .....................................
471,158,748

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
f
Senior Floating Rate Interests 1.8%
Containers & Packaging 0.4%
g
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental Closing Date CME
Term Loan, B , 7.566% , ( 1-month SOFR + 3.25% ), 4/01/32 ................... $ 2,457,045 $ 2,457,376
Health Care Providers & Services 0.1%
g
MPH Acquisition Holdings LLC, First Lien, Exchange First Out CME Term Loan ,
8.058% , ( 3-month SOFR + 3.75% ), 12/31/30 ............................. 536,057 537,130
IT Services 1.0%
g
X Corp., First Lien, CME Term Loan, B1 , 10.958% , ( 3-month SOFR + 6.5% ), 10/26/29
5,969,388 5,843,613
Personal Care Products 0.3%
g
Opal LLC, First Lien, CME Term Loan, B2 , 7.435% , ( 6-month SOFR + 3.25% ), 4/23/32
2,000,000 2,014,060
Total Senior Floating Rate Interests (Cost $ 10,769,897 ) ..........................
10,852,179
Mortgage-Backed Securities 18.9%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 8.6%
FHLMC Pool, 30 Year , 5%, 5/01/53 - 11/01/54 .............................. 6,370,598 6,291,545
FHLMC Pool, 30 Year , 5%, 12/01/54 ..................................... 10,608,429 10,470,863
FHLMC Pool, 30 Year , 5.5%, 7/01/53 ..................................... 5,624,347 5,683,884
FHLMC Pool, 30 Year , 5.5%, 12/01/54 .................................... 10,325,120 10,392,945
FHLMC Pool, 30 Year , 5.5%, 11/01/53 - 2/01/55 ............................ 11,126,833 11,202,029
FHLMC Pool, 30 Year , 6%, 6/01/53 ...................................... 2,437,430 2,500,428
FHLMC Pool, 30 Year , 6%, 2/01/55 ...................................... 6,612,867 6,760,774
53,302,468
Federal National Mortgage Association (FNMA) Fixed Rate 2.6%
FNMA, 30 Year , 5%, 5/01/53 - 11/01/53 ................................... 6,199,677 6,141,493
FNMA, 30 Year , 5.5%, 11/01/54 ......................................... 3,707,994 3,732,352
FNMA, 30 Year , 6%, 8/01/55 ........................................... 5,968,874 6,100,824
15,974,669
Government National Mortgage Association (GNMA) Fixed Rate 7.7%
GNMA II, Single-family, 30 Year , 5.5%, 3/20/55 ............................. 5,676,272 5,723,368
GNMA II, Single-family, 30 Year , 5.5%, 5/20/55 ............................. 8,977,226 9,051,710
GNMA II, Single-family, 30 Year , 5.5%, 6/20/55 ............................. 3,730,497 3,761,449
GNMA II, Single-family, 30 Year , 6%, 2/20/55 ............................... 4,838,163 4,938,715
GNMA II, Single-family, 30 Year , 6%, 3/20/55 ............................... 9,112,864 9,301,233
GNMA II, Single-family, 30 Year , 6%, 1/20/55 - 6/20/55 ....................... 7,038,685 7,186,625
GNMA II, Single-family, 30 Year , 6%, 8/20/55 ............................... 7,116,646 7,267,879
47,230,979
Total Mortgage-Backed Securities (Cost $ 114,882,753 ) ...........................
116,508,116
Shares
Escrows and Litigation Trusts 0.0%
a ,b
Endo, Inc., Escrow Account ............................................ 300,000 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 587,163,296 ) ...............................
600,919,551
a
a a a a

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 47
.
Short Term Investments 0.5%
a a
Shares
a
Value
a
Money Market Funds 0.5%
h,i
Institutional Fiduciary Trust - Money Market Portfolio , 4.25% ................... 2,921,629 $ 2,921,629
Total Money Market Funds (Cost $ 2,921,629 ) ...................................
2,921,629
Total Short Term Investments (Cost $ 2,921,629 ) .................................
2,921,629
a
Total Investments (Cost $ 590,084,925 ) 98.2% ...................................
$603,841,180
Other Assets, less Liabilities 1.8% .............................................
11,174,984
Net Assets 100.0% ...........................................................
$615,016,164
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $404,871,067, representing 65.8% of net assets.
d
Perpetual security with no stated maturity date.
e
Income may be received in additional securities and/or cash.
f
See Note 1(f) regarding senior floating rate interests.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
See Note 3(d) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
August 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $27,412,931 $365,566,864 $27,263,576 $587,163,296
Cost - Non-controlled affiliates (Note 3 d ) ..... — 2,925,813 520,916 2,921,629
Value - Unaffiliated issuers ............... $27,196,704 $409,175,729 $26,436,380 $600,919,551
Value - Non-controlled affiliates (Note 3 d ) .... — 2,925,813 531,300 2,921,629
Cash ................................. 28,195 1,125 37,810 12,792
Foreign currency, at value (cost $ – , $ 114 , $ – and
$ – , respectively) ......................... — 117 — —
Receivables:
Capital shares sold ..................... — 1,090,291 23,322 1,450,980
Dividends and interest .................. 545,843 847,984 394,864 9,999,910
Affiliates ............................. 38,186 69,608 53,432 87,906
Total assets ....................... 27,808,928 414,110,667 27,477,108 615,392,768
Liabilities:
Payables:
Investment securities purchased ........... 197,500 — 262,156 —
Capital shares redeemed ................ — 178,519 189,327 266,029
Transfer agent fees ..................... 889 13,963 767 15,077
Professional fees ...................... 56,575 62,097 56,574 85,521
Trustees' fees and expenses .............. 329 297 323 309
Distributions to shareholders .............. 133,035 — 123,643 461
Accrued expenses and other liabilities ........ 13,749 6,358 13,248 9,207
Total liabilities ...................... 402,077 261,234 646,038 376,604
Net assets, at value .............. $27,406,851 $413,849,433 $26,831,070 $615,016,164
Net assets consist of:
Paid-in capital .......................... $27,820,811 $374,669,116 $27,805,788 $602,607,905
Total distributable earnings (losses) .......... (413,960) 39,180,317 (974,718) 12,408,259
Net assets, at value .............. $27,406,851 $413,849,433 $26,831,070 $615,016,164
Shares outstanding ...................... 3,272,997 30,690,975 3,025,034 76,172,912
Net asset value per share
a
................. $8.37 $13.48 $8.87 $8.07
a
Net asset value per share may not recalculate due to rounding.

Franklin Strategic Series
Financial Statements
Statements of Operations
for the year ended August 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Investment income:
Dividends: (net of foreign taxes of $–, $283,533,
$– and $–, respectively)
Unaffiliated issuers ..................... $— $7,847,820 $— $71,720
Non-controlled affiliates (Note 3 d ) .......... — 148,996 21,184 216,570
Interest:
Unaffiliated issuers ..................... 1,479,743 32,913 1,036,139 36,915,550
Other income
a
.......................... — 14,159 1,642 19,043
Total investment income ................ 1,479,743 8,043,888 1,058,965 37,222,883
Expenses:
Transfer agent fees (Note 3c) ............... 4,707 74,189 3,879 89,012
Custodian fees (Note 4 ) ................... — 2,881 — 3,867
Reports to shareholders fees ............... 2,189 6,169 1,536 6,171
Registration and filing fees ................. 32,421 50,415 32,002 65,468
Professional fees ........................ 77,426 86,504 77,115 104,356
Trustees' fees and expenses ............... 623 3,421 534 5,298
Pricing fees ............................ 24,623 3,300 50,232 8,997
Other ................................. 6,969 8,574 7,337 11,761
Total expenses ...................... 148,958 235,453 172,635 294,930
Expense reductions (Note 4 ) ............ (349) — (264) —
Expenses waived/paid by affiliates (Note 3 d
and 3 e ) ........................... (148,609) (235,453) (172,371) (294,930)
Net expenses ...................... — — — —
Net investment income ............. 1,479,743 8,043,888 1,058,965 37,222,883
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (123,303) 8,964,439 18,698 1,474,162
Non-controlled affiliates (Note 3 d ) ........ — — 50 —
Foreign currency transactions ............. — 22,941 — —
Futures contracts ...................... — — — (1,027,010)
Net realized gain (loss) ............... (123,303) 8,987,380 18,748 447,152
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (1,774,015) 23,985,791 (1,377,571) 887,591
Non-controlled affiliates (Note 3 d ) ........ — — (7,110) —
Translation of other assets and liabilities
denominated in foreign currencies ........ — 3,037 — —
Written options ........................ — 100,718 — —
Futures contracts ...................... — — — 225,182
Net change in unrealized appreciation
(depreciation) ...................... (1,774,015) 24,089,546 (1,384,681) 1,112,773
Net realized and unrealized gain (loss) ......... (1,897,318) 33,076,926 (1,365,933) 1,559,925
Net increase (decrease) in net assets resulting from
operations ............................... $(417,575) $41,120,814 $(306,968) $38,782,808
a
Other income includes payments by Advisers for acquired fund fees and expenses (See Note 3e).

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Templeton SMACS: Series CH Franklin Templeton SMACS: Series E
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,479,743 $1,008,621 $8,043,888 $4,217,015
Net realized gain (loss) ............ (123,303) 113,039 8,987,380 3,490,113
Net change in unrealized appreciation
(depreciation) ................. (1,774,015) 1,841,890 24,089,546 18,221,254
Net increase (decrease) in net
assets resulting from operations . (417,575) 2,963,550 41,120,814 25,928,382
Distributions to shareholders ......... (1,467,378) (999,563) (19,727,030) (8,954,982)
Capital share transactions (Note 2 ) ..... 6,382,300 17,047,897 174,524,065 138,966,409
Net increase (decrease) in net
assets ..................... 4,497,347 19,011,884 195,917,849 155,939,809
Net assets:
Beginning of year .................. 22,909,504 3,897,620 217,931,584 61,991,775
End of year ...................... $27,406,851 $22,909,504 $413,849,433 $217,931,584

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Templeton SMACS: Series H Franklin Templeton SMACS: Series I
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,058,965 $616,049 $37,222,883 $18,607,654
Net realized gain (loss) ............ 18,748 (128,925) 447,152 2,249,814
Net change in unrealized appreciation
(depreciation) ................. (1,384,681) 892,548 1,112,773 12,458,862
Net increase (decrease) in net
assets resulting from operations . (306,968) 1,379,672 38,782,808 33,316,330
Distributions to shareholders ......... (1,045,091) (591,419) (38,285,671) (19,258,918)
Capital share transactions (Note 2 ) ..... 15,530,069 1,805,810 240,644,721 250,765,768
Net increase (decrease) in net
assets ..................... 14,178,010 2,594,063 241,141,858 264,823,180
Net assets:
Beginning of year .................. 12,653,060 10,058,997 373,874,306 109,051,126
End of year ...................... $26,831,070 $12,653,060 $615,016,164 $373,874,306

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of twelve
separate funds, four of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Funds' pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Funds' net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds
will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. Futures contracts
outstanding at period end, if any, are listed in the Funds'
Schedules of Investments.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or
paid is recorded as a realized gain or loss. Upon closing
an option other than through expiration or exercise, the
difference between the premium received or paid and the
cost to close the position is recorded as a realized gain or loss. Option contracts outstanding at period end, if any, are listed in the Funds' Schedules of Investments.
See Note 10 regarding other derivative information.
e. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
f. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing
Rate (SOFR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

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Notes to Financial Statements

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Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2025, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Certain
or all Funds may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received
by the Funds. Facility fees are recognized as income over
the expected term of the loan. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders for Franklin
Templeton SMACS: Series CH and Franklin Templeton
SMACS: Series H, and recorded on ex-dividend date
for Franklin Templeton SMACS: Series E and Franklin
Templeton SMACS: Series I. Distributions from realized
capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
g. Income and Deferred Taxes
(continued)

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At August 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Advisers provides investment management services to the Funds. The Funds do not pay a fee for these services.
Franklin Templeton SMACS:
Series CH
Franklin Templeton SMACS:
Series E
Shares Amount Shares Amount
Class A
Year ended August 31, 2025
Shares sold ................................... 1,560,906 $13,711,654 17,441,028 $222,731,933
Shares issued in reinvestment of distributions .......... 53 474 48 602
Shares redeemed ............................... (846,140) (7,329,828) (3,811,874) (48,208,470)
Net increase (decrease) .......................... 714,819 $6,382,300 13,629,202 $174,524,065
Year ended August 31, 2024
Shares sold ................................... 2,515,268 $20,611,055 13,297,447 $158,010,193
Shares redeemed ............................... (414,471) (3,563,158) (1,599,105) (19,043,784)
Net increase (decrease) .......................... 2,100,797 $17,047,897 11,698,342 $138,966,409
Franklin Templeton SMACS:
Series H
Franklin Templeton SMACS:
Series I
Shares Amount Shares Amount
Class A
Year ended August 31, 2025
Shares sold ................................... 2,030,344 $18,797,350 39,769,515 $318,217,572
Shares issued in reinvestment of distributions .......... 50 478 193 1,539
Shares redeemed ............................... (350,266) (3,267,759) (9,715,769) (77,574,390)
Net increase (decrease) .......................... 1,680,128 $15,530,069 30,053,939 $240,644,721
Year ended August 31, 2024
Shares sold ................................... 743,279 $6,665,954 36,341,570 $283,974,624
Shares redeemed ............................... (533,815) (4,860,144) (4,247,905) (33,208,856)
Net increase (decrease) .......................... 209,464 $1,805,810 32,093,665 $250,765,768
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

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b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Transfer Agent Fees
The Funds pay transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, the Fund reimburses Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the year ended August 31, 2025, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Advisers has contractually agreed to reimburse expenses of the Funds in an amount equal to fees indirectly borne by the Funds on assets invested in the affiliated management investment companies, as noted in the Statements of Operations. During the year ended August 31,
2025, investments in affiliated management investment companies were as follows:
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Transfer agent fees ........................ $4,070 $64,538 $3,570 $83,862 aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series E
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.25% . $1,129,213 $238,711,128 $(236,914,528) $— $— $2,925,813 2,925,813 $148,996
Total Affiliated Securities ... $1,129,213 $238,711,128 $(236,914,528) $— $— $2,925,813 $148,996
Franklin Templeton SMACS: Series H
Non-Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... $421,260 $599,500 $(482,400) $50 $(7,110) $531,300 22,000 $21,184
Total Affiliated Securities ... $421,260 $599,500 $(482,400) $50 $(7,110) $531,300 $21,184
3. Transactions with Affiliates
(continued)

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e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses of the
Funds do not exceed 0.00% based on the average net assets of each class until December 31, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Advisers may make payments, if necessary, to the
Funds to offset these estimated indirect expenses. Payments by Advisers for the year ended August 31, 2025, are reflected as other income in the Statements of Operations.
f. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the year ended August 31, 2025, were as follows:
4. Expense Offset Arrangement
Franklin Templeton SMACS: Series CH and Franklin Templeton SMACS: Series H have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds'
custodian expenses. During the year ended August 31, 2025, the custodian fees were reduced as noted in the Statements of
Operations.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series I
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.25% . $2,116,283 $243,462,441 $(242,657,095) $— $— $2,921,629 2,921,629 $216,570
Total Affiliated Securities ... $2,116,283 $243,462,441 $(242,657,095) $— $— $2,921,629 $216,570
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
H
Purchases ................................................................ $8,015,000 $10,620,000
Sales .................................................................... $7,870,000 $10,815,000
Net Realized Gains (Losses) ................................................... — —
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2025, the capital loss carryforwards were as follows:
During the year ended August 31, 2025, the utilized capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended August 31, 2025 and 2024, was as follows:
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 103,150 $ 2,428,166 $ 35,455 $ 842,302
Long term ............................. 124,544 — 142,795 —
Total capital loss carryforwards ............ $227,694 $2,428,166 $178,250 $842,302
Franklin
Templeton
SMACS: Series
H
Capital loss utilized carryforwards ................................................................ $34,106
Franklin Templeton SMACS: Series
CH
Franklin Templeton SMACS: Series
E
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $53,936 $15,566 $19,727,030 $8,954,982
Tax exempt income ...................... 1,413,442 983,997 — —
$1,467,378 $999,563 $19,727,030 $8,954,982
Franklin Templeton SMACS: Series
H Franklin Templeton SMACS: Series I
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $46,839 $18,417 $38,285,671 $19,258,918
Tax exempt income ...................... 998,252 573,002 — —
$1,045,091 $591,419 $38,285,671 $19,258,918

Franklin Strategic Series
Notes to Financial Statements

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At August 31, 2025, the cost of investments, net unrealized appreciation (depreciation) , undistributed tax exempt income and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, bond discounts and premiums and equity-linked securities.
6. Investment Transactions
Purchases and sales of investments and ETFs (excluding short term securities) for the year ended August 31, 2025, were as follows:
7. Credit Risk
At August 31, 2025, certain or all Funds had a portion of their portfolio invested in high yield or other securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations and/or internally, by investment management and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
a a a a a
Cost of investments ....................... $27,383,354 $370,964,194 $27,751,506 $590,590,158
Unrealized appreciation ..................... $657,131 $48,759,671 $304,517 $17,251,262
Unrealized depreciation ..................... (843,781) (7,622,323) (1,088,343) (4,000,240)
Net unrealized appreciation (depreciation) ....... $(186,650) $41,137,348 $(783,826) $13,251,022
Distributable earnings:
Undistributed ordinary income ................ $— $465,697 $— $—
Undistributed tax exempt income .............. 133,418 — 111,002 —
Total distributable earnings .................. $133,418 $465,697 $111,002 $—
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Purchases .............................. $13,484,752 $484,136,937 $17,360,484 $482,987,107
Sales .................................. $7,461,358 $313,697,029 $1,424,437 $249,768,448
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Credit risk ................................................. 55.3% 43.2% 76.7%
5. Income Taxes
(continued)

Franklin Strategic Series
Notes to Financial Statements

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8. Concentration of Risk
Franklin Templeton SMACS: Series CH invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of
Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments.
At August 31, 2025, unfunded commitments were as follows:
10. Other Derivative Information
For the year ended August 31, 2025, the effect of derivative contracts in the Statements of Operations was as follows:
For the year ended August 31, 2025, the average month end notional amount of futures contracts and options were as follows:
Borrower Unfunded Commitment
Franklin Templeton SMACS: Series I
Clydesdale Acquisition Holdings, Inc. $ 42,955
$ 42,955
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Templeton SMACS: Series E
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity contracts ..............
Written options $— Written options $100,718
Total ....................... $— $100,718
Franklin Templeton SMACS: Series I
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts (1,027,010) Futures contracts 225,182
Total ....................... $(1,027,010) $225,182
Franklin Templeton
SMACS: Series E
Franklin Templeton
SMACS: Series I
Futures contracts ........................................................ $ – $ 8,267,668
Options ................................................................ 769 –

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See Note 1(d) regarding derivative financial instruments.
11. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended August 31, 2025, the
Funds did not use the Global Credit Facility.
12. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2025, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 246,235 $ — $ 246,235
Municipal Bonds :
Arizona .............................. — 530,416 — 530,416
California ............................. — 25,223,571 603,985 25,827,556
Florida ............................... — 62,000 — 62,000
U.S. Territories ..........................
Puerto Rico ........................... — 130,497 — 130,497
Short Term Investments ................... — 400,000 — 400,000
Total Investments in Securities ........... $— $26,592,719 $603,985 $27,196,704
10. Other Derivative Information
(continued)

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Notes to Financial Statements

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Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series E
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 23,409,400 $ — $ — $ 23,409,400
Banks ............................... 11,851,030 — — 11,851,030
Biotechnology ......................... 4,208,000 — — 4,208,000
Capital Markets ........................ 2,817,850 — — 2,817,850
Electric Utilities ........................ 4,696,994 — — 4,696,994
Energy Equipment & Services ............. 9,025,800 — — 9,025,800
Ground Transportation .................. 4,199,700 — — 4,199,700
Health Care Equipment & Supplies ......... 8,685,850 — — 8,685,850
Health Care Providers & Services .......... 10,225,710 — — 10,225,710
Hotels, Restaurants & Leisure ............. 6,270,800 — — 6,270,800
Interactive Media & Services .............. 4,258,200 — — 4,258,200
IT Services ........................... 6,499,250 — — 6,499,250
Machinery ............................ 2,514,240 — — 2,514,240
Media ............................... 2,377,900 — — 2,377,900
Metals & Mining ....................... 2,604,000 — — 2,604,000
Oil, Gas & Consumable Fuels ............. 12,172,500 8,284,358 — 20,456,858
Pharmaceuticals ....................... 15,784,147 — — 15,784,147
Semiconductors & Semiconductor Equipment . 15,173,202 — — 15,173,202
Software ............................. 2,562,500 — — 2,562,500
Tobacco ............................. 13,370,400 — — 13,370,400
Equity-Linked Securities ................... — 199,015,898 — 199,015,898
Convertible Preferred Stocks ................ 39,168,000 — — 39,168,000
Short Term Investments ................... 2,925,813 — — 2,925,813
Total Investments in Securities ........... $204,801,286 $207,300,256
b
$— $412,101,542
Franklin Templeton SMACS: Series H
Assets:
Investments in Securities:
a
Management Investment Companies ......... 531,300 — — 531,300
Corporate Bonds ........................ — 246,234 — 246,234
Municipal Bonds ......................... — 26,090,146 — 26,090,146
Short Term Investments ................... — 100,000 — 100,000
Total Investments in Securities ........... $531,300 $26,436,380 $— $26,967,680
Franklin Templeton SMACS: Series I
Assets:
Investments in Securities:
Common Stocks :
Banks ............................... 2,283,300 — — 2,283,300
Pharmaceuticals ....................... — — 117,208 117,208
Corporate Bonds ........................ — 471,158,748 — 471,158,748
Senior Floating Rate Interests ............... — 10,852,179 — 10,852,179
Mortgage-Backed Securities ................ — 116,508,116 — 116,508,116
Escrows and Litigation Trusts ............... — — —
c
—
Short Term Investments ................... 2,921,629 — — 2,921,629
Total Investments in Securities ........... $5,204,929 $598,519,043 $117,208 $603,841,180
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $8,284,358, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes financial instruments determined to have no value.
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At August 31, 2025, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of August 31, 2025, are as follows:
13. Operating Segments
The Funds have adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures.  The update is limited to disclosure requirements and does not impact the Funds' financial position or results of operations.
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Funds' Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:
Municipal Bonds :
United States . $ 14,263 $ 600,000 $ (8,372) $ — $ — $ — $ (53,586) $ 51,680 $ 603,985 $ 3,985
Total Investments in
Securities ....... $14,263 $600,000 $(8,372) $— $— $— $(53,586) $51,680 $603,985 $3,985
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
(Weighted
Average)
Impact to
Fair Value
if Input
Increases
a
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:
Municipal Bonds
California
.....................
$603,985 Discounted cash flow Discount rate 8.2% Decrease
All Other Investments
.............
—
Total $603,985
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
14. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
CME Chicago Mercantile Exchange
ETF Exchange-Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GNMA Government National Mortgage Association
GO General Obligation
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
SPA Standby Purchase Agreement
13. Operating Segments
(continued)

Franklin Strategic Series
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Franklin Strategic Series and Shareholders of Franklin Templeton SMACS: Series CH, Franklin
Templeton SMACS: Series E, Franklin Templeton SMACS: Series H and Franklin Templeton SMACS: Series I
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Templeton SMACS: Series CH, Franklin Templeton SMACS: Series E, Franklin Templeton SMACS: Series H and Franklin
Templeton SMACS: Series I (four of the funds constituting Franklin Strategic Series, hereafter collectively referred to as the
"Funds") as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the
Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
October 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax Information (unaudited)

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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2025:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obiligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to:
Franklin Templeton
SMACS: Series CH
Franklin Templeton
SMACS: Series E
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) — $3,547,473
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) — $5,164,644
Exempt-Interest Dividends Distributed §852(b)(5)(A) $1,413,442 —
Section 163(j) Interest Dividends Earned §163(j) — $51,753
Pursuant to:
Franklin Templeton
SMACS: Series H
Franklin Templeton
SMACS: Series I
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) — $71,719
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) — $71,719
Exempt-Interest Dividends Distributed §852(b)(5)(A) $998,252 —
Section 163(j) Interest Dividends Earned §163(j) — $37,053,495
Interest Earned from Federal
Obligations Note (1) — $4,216,619

Franklin Strategic Series

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Annual Report
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
(unaudited)
FRANKLIN STRATEGIC SERIES
Franklin Templeton SMACS: Series CH
Franklin Templeton SMACS: Series E
Franklin Templeton SMACS: Series H
Franklin Templeton SMACS: Series I
(each a Fund)
At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of Franklin Strategic Series (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement. Although the Management Agreements for the Funds were considered at the same
Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Annual Report
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows;
and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2024. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Franklin Templeton SMACS: Series CH and Franklin Templeton SMACS: Series H - The Performance Universe for the
Franklin Templeton SMACS: Series CH included the Fund and all retail and institutional California municipal debt funds. The
Performance Universe for the Franklin Templeton SMACS: Series H included the Fund and all retail and institutional high yield municipal debt funds. The Board noted that the Funds’ annualized total returns for the one-, three- and five-year periods were above the medians of their respective Performance Universes. The Board concluded that each Fund’s performance was satisfactory.

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Franklin Templeton SMACS: Series E - The Performance Universe for the Fund included the Fund and all retail and institutional equity income funds. The Board noted that the Fund’s annualized total return for the three- and five-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance
Universe. The Board further noted that, although below median, the Fund’s annualized total return for the one-year period was
11.38%. The Board concluded that the Fund’s performance was satisfactory.
Franklin Templeton SMACS: Series I - The Performance Universe for the Fund included the Fund and all retail and institutional short high yield funds. The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three- and five-year periods was below the median of its Performance Universe.
The Board discussed the Fund’s performance with management and management explained that the Fund is used as a completion portfolio in the Franklin Income SMA and that performance should be evaluated within the context of performance of the Franklin Income SMA, which outperformed its blended benchmark, the 50% MSCI USA High Dividend Yield Index +
25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg US Aggregate Index, over the three- and five-year periods.
Management further explained that the Fund’s Performance Universe is not a direct comparison to the Fund as it includes funds that invest in short duration high yield bonds, whereas the Fund invests in securitized instruments, treasuries, and corporate bonds. The Board noted that the Fund’s performance was positive for all reporting periods. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the actual management fee rate (Management Rate), of each Fund in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the
Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses.
The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for (i) Class A1, Class S, Class Z, Investor Class and Fund Class shares for other funds in the
Franklin Templeton SMACS: Series CH Expense Group with multiple classes of shares; (ii) Investor Class, Retail Class and
Institutional Class shares for other funds in the Franklin Templeton SMACS: Series E Expense Group with multiple classes of shares; (iii) Class S, Class Z, Member Class and Investor Class shares for other funds in the Franklin Templeton SMACS:
Series H Expense Group with multiple classes of shares; and (iv) Class P, Investor Class, and Open Class and Retail Class
shares for other funds in the Franklin Templeton SMACS: Series I Expense Group with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Franklin Templeton SMACS: Series CH included the Fund and 10 other California municipal debt funds. The Expense Group for the Franklin Templeton SMACS: Series E included the Fund and nine other equity income funds. The Expense Group for the Franklin Templeton SMACS: Series H included the Fund and seven other high yield municipal debt funds. The Expense Group for the Franklin Templeton SMACS: Series I included the Fund and 12 high yield funds. The Board noted that the actual total expense ratios for the Funds were below the medians and in the first quintile
(least expensive) of their respective Expense Groups. The Board also noted that the Manager provides general investment management and administrative services to each Fund for a zero management fee. The Board further noted that each
Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board also noted that the Manager assumes certain expenses incurred by each Fund (including acquired fund fees and expenses, but excluding certain non-
routine expenses, such as those relating to litigation, indemnification, reorganizations and liquidations) so that total annual fund operating expenses do not exceed 0.00%. The Board concluded that each Fund’s zero contractual management fee is reasonable.

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Annual Report
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. In connection with this review, the Board noted that because each Fund pays a zero management fee, the consideration of possible economies of scale in the future was not relevant.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

FSS3-AFSOI 10/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Strategic Series

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 29, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	October 29, 2025